UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2016

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

361 MANAGED FUTURES STRATEGY FUND
(INVESTOR CLASS: AMFQX)
(CLASS I: AMFZX)

361 GLOBAL COUNTER-TREND FUND
(INVESTOR CLASS: AGFQX)
(CLASS I: AGFZX)

361 DOMESTIC LONG/SHORT EQUITY FUND
(INVESTOR CLASS: ADMQX)
(CLASS I: ADMZX)
(CLASS Y: ADMWX)

361 GLOBAL LONG/SHORT EQUITY FUND
(INVESTOR CLASS: AGAQX)
(CLASS I: AGAZX)
(CLASS Y: AGAWX)

361 MACRO OPPORTUNITY FUND
(INVESTOR CLASS: AGMQX)
(CLASS I: AGMZX)

SEMI-ANNUAL REPORT
April 30, 2016

361 Funds
Each a series of Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	32
Statements of Operations	36
Statements of Changes in Net Assets	38
Statement of Cash Flows	43
Financial Highlights	45
Notes to Financial Statements	57
Supplemental Information	72
Expense Examples	80

Investing involves risk, including possible loss of principal. Futures prices may be very volatile. The small margin required for futures contracts magnifies the effect of market volatility and allows the loss from a contract potentially to exceed the Fund's initial investment. The potential loss from a short sale is theoretically unlimited since the appreciation of the underlying asset also is theoretically unlimited. Small- and mid-sized company securities tend to be less liquid and more volatile than those of large companies. Bond prices generally fall when interest rates rise. High-yield bonds have higher default rates. Prices of commodities and related contracts may be very volatile for a variety of reasons, and may be difficult to liquidate in volatile markets. The 361 Macro Opportunity Fund's commodity-related investments potentially may generate too much “non-qualifying income” that would jeopardize the Fund's status as a “regulated investment company,” with significant adverse tax consequences for the Fund or its shareholders. Foreign investment entails additional risk from adverse changes in currency exchange rates, lax regulation, and potential market instability. Frequent trading by a Fund may reduce returns and increase the number of taxable transactions. Concentration of its portfolio in relatively few issuers may make a Fund more volatile than a diversified fund.

This report and the financial statements contained herein are provided for the general information of the shareholders of the 361 Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.361funds.com

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2016 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES – 32.0%
$6,714,953	Ally Auto Receivables Trust 2015-2 0.863%, 3/15/2018[1,2]	$6,721,131
6,950,000	American Express Credit Account Master Trust 0.883%, 5/15/2020[1,2]	6,925,112
4,734,000	AmeriCredit Automobile Receivables Trust 2012-4 2.680%, 10/9/2018[1]	4,759,928
2,800,000	AmeriCredit Automobile Receivables Trust 2013-1 2.090%, 2/8/2019[1]	2,798,177
5,390,000	Barclays Dryrock Issuance Trust 0.793%, 12/16/2019[1,2]	5,390,970
3,526,000	BMW Vehicle Lease Trust 2014-1 0.990%, 8/21/2017[1]	3,525,164
13,050,000	Chase Issuance Trust 0.893%, 4/15/2019[1,2]	13,007,366
	Chesapeake Funding LLC
858,484	1.689%, 4/7/2024[1,2,3]	858,585
3,600,000	1.989%, 5/7/2024[1,2,3]	3,599,575
2,300,000	2.239%, 1/7/2025[2,3]	2,284,275
9,200,000	CNH Wholesale Master Note Trust 1.333%, 8/15/2019[1,2,3]	9,193,532
2,902,000	Discover Card Execution Note Trust 0.783%, 8/17/2020[1,2]	2,907,958
3,552,696	Enterprise Fleet Financing LLC 0.870%, 9/20/2019[1,3]	3,548,471
11,500,000	First National Master Note Trust 2015-1 1.203%, 9/15/2020[1,2]	11,518,974
10,000,000	Ford Credit Auto Lease Trust 2014-A 1.160%, 8/15/2017[1]	9,995,140
10,250,000	Ford Credit Auto Owner Trust 2013-A 1.150%, 7/15/2018[1]	10,248,791
	Golden Credit Card Trust
6,590,000	0.863%, 9/15/2018[1,2,3]	6,592,517
4,000,000	1.770%, 1/15/2019[1,3]	4,015,620
5,000,000	Huntington Auto Trust 1.070%, 2/15/2018[1]	4,998,220
3,000,000	Hyundai Auto Lease Securitization Trust 2015-B 2.210%, 5/15/2020[1,3]	3,019,854
2,428,134	Hyundai Auto Receivables Trust 2015-C 0.803%, 11/15/2018[1,2]	2,427,694
8,000,000	Hyundai Floorplan Master Owner Trust Series 2013-1 1.083%, 5/15/2018[1,2,3]	7,997,672
10,000,000	Mercedes-Benz Master Owner Trust 2015-B 0.813%, 4/15/2020[1,2,3]	9,975,170
1,913,204	Navient Private Education Loan Trust 2014-A 0.913%, 5/16/2022[1,2,3]	1,910,412

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2016 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES (Continued)
$1,123,517	Navient Private Education Loan Trust 2015-B 1.033%, 5/15/2023[1,2,3]	$1,122,056
	NextGear Floorplan Master Owner Trust
6,565,000	1.920%, 10/15/2019[1,3]	6,529,785
6,000,000	2.138%, 4/15/2021[1,2,3]	5,999,400
10,000,000	Nissan Auto Lease Trust 2014-B 1.120%, 9/15/2017[1]	10,001,740
	Penarth Master Issuer PLC
6,000,000	0.836%, 3/18/2019[2,3]	5,987,706
1,900,000	0.836%, 5/18/2019[2,3]	1,895,119
	PFS Financing Corp.
2,000,000	1.033%, 10/15/2019[1,2,3]	1,982,922
8,000,000	1.283%, 10/15/2019[1,2,3]	7,903,624
2,509,421	Santander Drive Auto Receivables Trust 2012-2 3.870%, 2/15/2018[1]	2,526,023
4,907,000	Santander Drive Auto Receivables Trust 2014-1 2.360%, 4/15/2020[1]	4,938,994
3,461,157	Santander Drive Auto Receivables Trust 2015-4 1.133%, 12/17/2018[1,2]	3,465,113
1,469,024	SLM Private Education Loan Trust 2012-C 1.533%, 8/15/2023[1,2,3]	1,469,379
2,088,121	SLM Private Education Loan Trust 2013-A 1.033%, 8/15/2022[1,2,3]	2,085,887
10,000,000	SLM Private Education Loan Trust 2013-C 1.836%, 10/15/2031[1,2,3]	9,957,270
6,907,851	SLM Private Education Loan Trust 2014-A 1.033%, 7/15/2022[1,2,3]	6,891,037
1,610,798	SLM Student Loan Trust 2011-2 1.039%, 11/25/2027[1,2]	1,587,778
3,000,000	SMART ABS Series 2015-1US Trust 0.957%, 9/14/2018[1,2]	2,990,653
10,000,000	Turquoise Card Backed Securities PLC 1.233%, 6/17/2019[1,2,3]	10,003,370
6,485,000	Volkswagen Credit Auto Master Trust 0.789%, 7/22/2019[1,2,3]	6,399,677

	TOTAL ASSET-BACKED SECURITIES (Cost $232,560,021)	231,957,841

	COLLATERALIZED MORTGAGE OBLIGATIONS – 1.3%
7,805,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2.089%, 4/25/2024[1,2]	7,755,345

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2016 (Unaudited)

Principal Amount		Value

	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$1,760,403	FREMF Mortgage Trust 3.039%, 10/25/2044[1,2,3]	$1,753,367

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,481,928)	9,508,712

	COMMERCIAL PAPER – 3.1%
7,000,000	Albemarle Corp. 1.267%, 5/20/2016	6,995,382
6,000,000	Anheuser-Busch Inbev S.A./NV 1.318%, 2/21/2017	5,954,106
9,100,000	Bayerische Landesbank 1.0139%, 8/17/2016	9,079,143

	TOTAL COMMERCIAL PAPER (Cost $22,003,949)	22,028,631

	CORPORATE BONDS – 27.9%
	COMMUNICATIONS – 2.8%
10,000,000	AT&T, Inc. 1.049%, 3/30/2017[2]	9,995,259
10,000,000	Verizon Communications, Inc. 1.036%, 6/9/2017[2]	10,009,040
		20,004,299
	CONSUMER, CYCLICAL – 4.1%
	Daimler Finance North America LLC
3,680,000	1.296%, 8/1/2016[2,3]	3,681,792
6,000,000	0.956%, 8/1/2017[2,3]	5,972,586
10,000,000	Ford Motor Credit Co. LLC 1.154%, 9/8/2017[2]	9,959,310
10,000,000	Volkswagen Group of America Finance LLC 0.988%, 5/23/2017[2,3]	9,914,250
		29,527,938
	CONSUMER, NON-CYCLICAL – 3.9%
8,560,000	Actavis Funding SCS 1.712%, 3/12/2018[2,4]	8,601,602
10,000,000	BAT International Finance PLC 1.144%, 6/15/2018[2,3,4]	9,979,730
10,000,000	Bayer U.S. Finance LLC 0.910%, 10/6/2017[2,3]	10,003,440
		28,584,772
	ENERGY – 4.0%
5,000,000	BP Capital Markets PLC 1.043%, 2/13/2018[2,4]	4,999,415

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$4,000,000	Chevron Corp. 0.803%, 3/2/2018[2]	$3,974,556
10,100,000	Statoil A.S.A. 0.820%, 11/9/2017[2,4]	10,034,865
10,000,000	TransCanada PipeLines Ltd. 1.309%, 6/30/2016[2,4]	10,004,630
		29,013,466
	FINANCIAL – 6.7%
10,000,000	Bank of Nova Scotia 0.939%, 4/11/2017[2,4]	9,996,880
5,000,000	Capital One N.A. 1.768%, 8/17/2018[1,2]	5,031,665
10,000,000	Citigroup, Inc. 1.136%, 5/1/2017[2]	9,983,680
10,000,000	HSBC Finance Corp. 1.065%, 6/1/2016[2]	10,000,295
10,000,000	Huntington National Bank 1.063%, 4/24/2017[1,2]	9,982,220
4,000,000	MUFG Union Bank N.A. 1.021%, 5/5/2017[1,2]	3,982,700
		48,977,440
	INDUSTRIAL – 1.4%
10,000,000	Kansas City Southern 1.334%, 10/28/2016[2,3]	9,930,170

	TECHNOLOGY – 4.1%
10,000,000	Apple, Inc. 0.869%, 5/3/2018[2]	10,004,920
10,000,000	Hewlett Packard Enterprise Co. 2.369%, 10/5/2017[2,3]	10,065,740
10,000,000	Oracle Corp. 0.827%, 7/7/2017[2]	10,009,720
		30,080,380
	UTILITIES – 0.9%
6,360,000	Duke Energy Corp. 1.009%, 4/3/2017[2]	6,334,859

	TOTAL CORPORATE BONDS (Cost $202,767,250)	202,453,324

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2016 (Unaudited)

Principal Amount		Value

	MEDIUM TERM NOTES – 9.8%
	CONSUMER, CYCLICAL – 1.4%
$10,000,000	American Honda Finance Corp. 0.800%, 7/14/2017[2]	$9,997,580

	FINANCIAL – 7.0%
10,000,000	Bank of America Corp. 1.239%, 8/25/2017[2]	9,972,800
10,000,000	Goldman Sachs Group, Inc. 1.260%, 6/4/2017[2]	9,997,380
10,000,000	JPMorgan Chase & Co. 1.138%, 2/15/2017[2]	10,004,600
10,000,000	Metropolitan Life Global Funding I 1.009%, 4/10/2017[2,3]	10,011,270
1,000,000	National City Bank 0.984%, 12/15/2016[2]	998,454
10,000,000	National Rural Utilities Cooperative Finance Corp. 0.886%, 5/27/2016[2]	10,000,914
		50,985,418
	INDUSTRIAL – 1.4%
10,000,000	John Deere Capital Corp. 0.919%, 10/11/2016[2]	10,010,880

	TOTAL MEDIUM TERM NOTES (Cost $71,087,914)	70,993,878

Number of shares

	SHORT-TERM INVESTMENTS – 17.3%
125,553,877	Federated Prime Value Obligations Fund, 0.44%[5]	125,553,877

	TOTAL SHORT-TERM INVESTMENTS (Cost $125,553,877)	125,553,877

	TOTAL INVESTMENTS – 91.4% (Cost $663,454,939)	662,496,263
	Other Assets in Excess of Liabilities – 8.6%	62,691,722

	TOTAL NET ASSETS – 100.0%	$725,187,985

PLC – Public Limited Company

[1]	Callable.
[2]	Variable, floating or step rate security.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $192,535,260.

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2016 (Unaudited)

[4]	Foreign security denominated in U.S. Dollars.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2016 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at April 30, 2016	Unrealized Appreciation (Depreciation)

3,613	E-Mini NASDAQ 100 Index	June 2016	$318,735,104	$312,994,190	$(5,740,914)
2,122	E-Mini S&P 500 Index	June 2016	221,863,026	218,470,510	(3,392,516)
1,737	Russell 2000 Mini Index	June 2016	200,060,915	195,864,120	(4,196,795)

TOTAL FUTURES CONTRACTS			$740,659,045	$727,328,820	$(13,330,225)

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund
SUMMARY OF INVESTMENTS
As of April 30, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Asset-Backed Securities	32.0%
Corporate Bonds
Financial	6.7%
Consumer, Cyclical	4.1%
Technology	4.1%
Energy	4.0%
Consumer, Non-cyclical	3.9%
Communications	2.8%
Industrial	1.4%
Utilities	0.9%
Total Corporate Bonds	27.9%
Medium Term Notes
Financial	7.0%
Consumer, Cyclical	1.4%
Industrial	1.4%
Total Medium Term Notes	9.8%
Commercial Paper	3.1%
Collateralized Mortgage Obligations	1.3%
Short-Term Investments	17.3%
Total Investments	91.4%
Other Assets in Excess of Liabilities	8.6%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361 Global Counter-Trend Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 94.6%
34,755,512	Federated Prime Value Obligations Fund, 0.44%[1]	$34,755,512

	TOTAL SHORT-TERM INVESTMENTS (Cost $34,755,512)	34,755,512

	TOTAL INVESTMENTS – 94.6% (Cost $34,755,512)	34,755,512
	Other Assets in Excess of Liabilities – 5.4%	1,973,476

	TOTAL NET ASSETS – 100.0%	$36,728,988

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 Global Counter-Trend Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at April 30, 2016	Unrealized Appreciation (Depreciation)

47	E-Mini Dow Index	June 2016	$4,172,335	$4,157,855	$(14,480)
107	E-Mini S&P 500 Index	June 2016	11,017,030	11,016,185	(845)
9	E-Mini S&P MidCap 400 Index	June 2016	1,318,785	1,312,470	(6,315)
201	EURO STOXX 50 Index	June 2016	6,853,869	6,870,320	16,451
30	FTSE 100 Index	June 2016	2,723,967	2,724,503	536

TOTAL FUTURES CONTRACTS			$26,085,986	$26,081,333	$(4,653)

See accompanying Notes to Financial Statements.

361 Global Counter-Trend Fund
SUMMARY OF INVESTMENTS
As of April 30, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Short-Term Investments	94.6%
Total Investments	94.6%
Other Assets in Excess of Liabilities	5.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.5%
	BASIC MATERIALS – 1.5%
17	EI du Pont de Nemours & Co. [1]	$1,121
129	LyondellBasell Industries N.V. - Class A1,2	10,664
		11,785
	COMMUNICATIONS – 8.8%
583	Cisco Systems, Inc. [1]	16,027
531	Gannett Co., Inc. [1]	8,947
526	Match Group, Inc.* 1	5,996
190	Omnicom Group, Inc. [1]	15,764
6	Time Warner Cable, Inc. [1]	1,273
419	Verizon Communications, Inc. [1]	21,344
		69,351
	CONSUMER, CYCLICAL – 8.9%
273	Brinker International, Inc. [1]	12,645
165	GNC Holdings, Inc. - Class A1	4,019
316	HD Supply Holdings, Inc.*	10,832
10	Johnson Controls, Inc. [1]	414
106	Mattel, Inc. [1]	3,296
505	Regal Entertainment Group - Class A1	10,529
1,331	Rite Aid Corp.* 1	10,715
5	Target Corp. [1]	398
177	Williams-Sonoma, Inc. [1]	10,404
154	World Fuel Services Corp. [1]	7,196
		70,448
	CONSUMER, NON-CYCLICAL – 40.5%
232	AbbVie, Inc. [1]	14,152
296	Altria Group, Inc. [1]	18,562
92	Amgen, Inc. [1]	14,564
182	Baxalta, Inc. [1]	7,635
410	Booz Allen Hamilton Holding Corp. [1]	11,304
340	Bruker Corp. [1]	9,622
186	Cardinal Health, Inc. [1]	14,594
136	Charles River Laboratories International, Inc.* 1	10,781
4	Cigna Corp. [1]	554
204	Eli Lilly & Co. [1]	15,408
506	Flowers Foods, Inc. [1]	9,695
176	H&R Block, Inc. [1]	3,562
2	Humana, Inc. [1]	354
139	Ingredion, Inc. [1]	15,997
225	Johnson & Johnson[1]	25,218
350	Merck & Co., Inc. [1]	19,194
236	PepsiCo, Inc. [1]	24,298
350	Pfizer, Inc. [1]	11,448

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
273	Philip Morris International, Inc. [1]	$26,787
479	QIAGEN N.V.*1,2	10,758
451	Robert Half International, Inc. [1]	17,278
669	RR Donnelley & Sons Co. [1]	11,641
33	United Therapeutics Corp.* 1	3,472
369	VWR Corp.* 1	9,830
668	Western Union Co. [1]	13,360
		320,068
	ENERGY – 2.3%
9	ConocoPhillips[1]	430
219	Marathon Petroleum Corp. [1]	8,559
245	Oceaneering International, Inc. [1]	8,979
		17,968
	FINANCIAL – 8.5%
317	Care Capital Properties, Inc. - REIT[1]	8,454
1,032	CBL & Associates Properties, Inc. - REIT[1]	12,054
812	Chimera Investment Corp. - REIT[1]	11,530
445	Federated Investors, Inc. - Class B1	14,062
297	Lamar Advertising Co. - Class A1	18,426
55	Waddell & Reed Financial, Inc. - Class A1	1,119
55	Weyerhaeuser Co. - REIT[1]	1,767
		67,412
	INDUSTRIAL – 9.5%
105	Agilent Technologies, Inc. [1]	4,296
178	Armstrong Flooring, Inc.* 1	2,592
25	Avnet, Inc. [1]	1,028
89	Babcock & Wilcox Enterprises, Inc.*	2,034
177	C.H. Robinson Worldwide, Inc. [1]	12,562
149	Expeditors International of Washington, Inc. [1]	7,392
223	Fitbit, Inc. - Class A*1	4,070
491	GCP Applied Technologies, Inc.* 1	10,866
473	Jabil Circuit, Inc. [1]	8,211
5	Norfolk Southern Corp. [1]	450
29	PerkinElmer, Inc. [1]	1,462
298	SPX FLOW, Inc.* 1	8,928
40	Triumph Group, Inc. [1]	1,447
79	Waters Corp.* 1	10,283
		75,621
	TECHNOLOGY – 17.5%
179	Amdocs Ltd.[1,2]	10,121
7	Apple, Inc. [1]	656
327	Broadridge Financial Solutions, Inc. [1]	19,568

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
926	Brocade Communications Systems, Inc. [1]	$8,899
497	CA, Inc. [1]	14,741
71	CSRA, Inc. [1]	1,843
122	DST Systems, Inc. [1]	14,723
37	EMC Corp. [1]	966
843	HP, Inc. [1]	10,344
532	Intel Corp. [1]	16,109
38	Jack Henry & Associates, Inc. [1]	3,079
2	Leidos Holdings, Inc.	99
8	Lumentum Holdings, Inc.*	202
138	Paychex, Inc. [1]	7,193
689	Pitney Bowes, Inc. [1]	14,448
52	Texas Instruments, Inc. [1]	2,966
284	Xilinx, Inc. [1]	12,235
		138,192
	TOTAL COMMON STOCKS (Cost $770,388)	770,845

	SHORT-TERM INVESTMENTS – 10.1%
79,768	Fidelity Institutional Money Market Fund, 0.33%	79,768

	TOTAL SHORT-TERM INVESTMENTS (Cost $79,768)	79,768

	TOTAL INVESTMENTS – 107.6% (Cost $850,156)	850,613
	Liabilities in Excess of Other Assets – (7.6)%	(59,861)

	TOTAL NET ASSETS – 100.0%	$790,752

	SECURITIES SOLD SHORT – (28.5)%
	COMMON STOCKS – (28.5)%
	BASIC MATERIALS – (0.8)%
(116)	Allegheny Technologies, Inc.	(1,895)
(334)	Freeport-McMoRan, Inc.	(4,676)
		(6,571)
	COMMUNICATIONS – (8.8)%
(117)	ARRIS International PLC*2	(2,664)
(64)	Charter Communications, Inc. - Class A*	(13,583)
(77)	FireEye, Inc.*	(1,336)
(24)	Liberty Braves Group - Class A*	(372)
(173)	Liberty Broadband Corp. - Class A*	(9,917)
(152)	Liberty Broadband Corp. - Class C*	(8,702)
(60)	Liberty Media Group - Class A*	(1,089)

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
(238)	Liberty SiriusXM Group - Class A*	$(7,799)
(56)	LinkedIn Corp. - Class A*	(7,018)
(44)	Palo Alto Networks, Inc.*	(6,638)
(6)	Priceline Group, Inc.*	(8,062)
(161)	Twitter, Inc.*	(2,354)
		(69,534)
	CONSUMER, CYCLICAL – (2.1)%
(350)	J.C. Penney Co., Inc.*	(3,248)
(368)	MGM Resorts International*	(7,839)
(64)	Wynn Resorts Ltd.	(5,651)
		(16,738)
	CONSUMER, NON-CYCLICAL – (3.2)%
(86)	Alnylam Pharmaceuticals, Inc.*	(5,765)
(123)	Bluebird Bio, Inc.*	(5,455)
(5)	Graham Holdings Co. - Class B	(2,383)
(127)	Juno Therapeutics, Inc.*	(5,345)
(59)	Puma Biotechnology, Inc.*	(1,811)
(57)	Verisk Analytics, Inc.*	(4,422)
		(25,181)
	DIVERSIFIED – (0.2)%
(105)	Leucadia National Corp.	(1,751)

	ENERGY – (4.7)%
(137)	Apache Corp.	(7,453)
(192)	Cheniere Energy, Inc.*	(7,465)
(24)	Concho Resources, Inc.*	(2,788)
(170)	Newfield Exploration Co.*	(6,162)
(161)	Occidental Petroleum Corp.	(12,341)
(74)	Weatherford International PLC*2	(602)
		(36,811)
	FINANCIAL – (2.6)%
(149)	Air Lease Corp.	(4,541)
(106)	Howard Hughes Corp.*	(11,148)
(594)	LendingClub Corp.*	(4,693)
		(20,382)
	INDUSTRIAL – (3.9)%
(241)	Golar LNG Ltd.[2]	(3,996)
(378)	SPX Corp.	(6,086)
(47)	Stericycle, Inc.*	(4,491)
(168)	SunPower Corp.*	(3,383)

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
(56)	TransDigm Group, Inc.*	$(12,761)
		(30,717)
	TECHNOLOGY – (0.9)%
(23)	IPG Photonics Corp.*	(1,994)
(108)	Qorvo, Inc.*	(4,863)
		(6,857)
	UTILITIES – (1.3)%
(115)	Avangrid, Inc.	(4,611)
(385)	NRG Energy, Inc.	(5,814)
		(10,425)
	TOTAL COMMON STOCKS (Proceeds $221,599)	(224,967)

	TOTAL SECURITIES SOLD SHORT (Proceeds $221,599)	$(224,967)

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund
SUMMARY OF INVESTMENTS
As of April 30, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
United States	96.1%
Netherlands	1.4%
Total Common Stocks	97.5%
Short-Term Investments	10.1%
Total Investments	107.6%
Liabilities in Excess of Other Assets	(7.6)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.6%
	BASIC MATERIALS – 0.2%
150,200	Mitsubishi Chemical Holdings Corp.	$783,825

	COMMUNICATIONS – 15.9%
13,239	Alphabet, Inc. - Class A*4	9,371,623
15,369	Amazon.com, Inc.*4	10,137,239
278,484	Auto Trader Group PLC[1]	1,529,505
287,120	Cisco Systems, Inc.[4]	7,892,929
303,860	eBay, Inc.*4	7,423,300
29,637	Expedia, Inc.[4]	3,431,075
412,455	ITV PLC	1,359,523
264,600	KDDI Corp.	7,621,997
191,400	Mixi, Inc.	6,539,897
369,100	NTT DOCOMO, Inc.	8,852,487
15,200	Rogers Communications, Inc. - Class B	591,185
1,076,200	StarHub Ltd.	2,643,568
1,094	TEGNA, Inc.[4]	25,556
91,836	VeriSign, Inc.*4	7,934,630
429,646	Vodafone Group PLC	1,384,234
		76,738,748
	CONSUMER, CYCLICAL – 20.1%
82,800	Bandai Namco Holdings, Inc.	1,762,754
63,863	Berkeley Group Holdings PLC	2,798,476
145,425	Carnival Corp.[2,4]	7,133,096
126,105	Darden Restaurants, Inc.[4]	7,850,036
1,961	Delta Air Lines, Inc.[4]	81,715
24,100	Dollarama, Inc.	1,737,536
55,399	easyJet PLC	1,194,017
34,327	Flight Centre Travel Group Ltd.	1,022,092
187,973	GameStop Corp. - Class A4	6,165,514
38,382	Hasbro, Inc.[4]	3,248,652
1,089	HUGO BOSS A.G.	69,498
41,404	Lear Corp.[4]	4,766,842
91,123	Leggett & Platt, Inc.[4]	4,491,453
21,699	Liberty Interactive Corp. QVC Group - Class A*4	568,514
97,370	McDonald's Corp.[4]	12,316,331
3,054	Next PLC	227,295
73,300	NOK Corp.	1,214,854
29,963	O'Reilly Automotive, Inc.*4	7,870,681
277,981	Persimmon PLC	8,085,291
1,058,657	Qantas Airways Ltd.*	2,581,201
60,600	Sekisui Chemical Co., Ltd.	757,383
28,828	Southwest Airlines Co.[4]	1,286,017
162,994	Starbucks Corp.[4]	9,165,153
1,214,706	Tabcorp Holdings Ltd.	4,074,326

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
32,810	Target Corp.[4]	$2,608,395
247,753	Tatts Group Ltd.	705,998
1,008,775	Taylor Wimpey PLC	2,721,216
209,957	William Hill PLC	961,250
		97,465,586
	CONSUMER, NON-CYCLICAL – 18.8%
25,095	Actelion Ltd.*	4,067,399
38,621	Adecco S.A.	2,493,118
47,473	Altria Group, Inc.[4]	2,977,032
69,272	Amgen, Inc.[4]	10,965,757
102,508	Bunge Ltd.[2,4]	6,406,750
22,864	Celgene Corp.*4	2,364,366
1,108	Centene Corp.*4	68,652
91,479	Coca-Cola Amatil Ltd.	595,977
83,200	Daiichi Sankyo Co., Ltd.	1,960,807
40,300	Empire Co., Ltd.	669,686
12,814	Genmab A/S*	1,901,225
92,289	Gilead Sciences, Inc.[4]	8,140,813
106,788	H&R Block, Inc.[4]	2,161,389
79,863	Hormel Foods Corp.[4]	3,078,719
456,000	Hutchison Port Holdings Trust - Class U2	202,418
68,174	Johnson & Johnson[4]	7,640,942
46,500	Kose Corp.	4,253,119
9,535	ManpowerGroup, Inc.[4]	734,481
8,091	Novo Nordisk A/S - Class B	451,756
113,211	Pfizer, Inc.[4]	3,703,132
8,292	Regeneron Pharmaceuticals, Inc.*4	3,123,679
125,838	Robert Half International, Inc.[4]	4,820,854
4,939	Taro Pharmaceutical Industries Ltd.*2,4	690,176
101,497	Tyson Foods, Inc. - Class A4	6,680,532
111,823	Unilever N.V.	4,912,503
54,399	United Therapeutics Corp.*4	5,722,775
		90,788,057
	DIVERSIFIED – 0.4%
61,435	Industrivarden A.B. - C Shares	1,119,816
516,000	NWS Holdings Ltd.	783,775
		1,903,591
	ENERGY – 6.9%
4,108	Columbia Pipeline Group, Inc.[4]	105,247
55,290	HollyFrontier Corp.[4]	1,968,324
385,300	Inpex Corp.	3,063,077
135,783	Marathon Petroleum Corp.[4]	5,306,400

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ENERGY (Continued)
143,186	Plains GP Holdings LP - Class A4	$1,417,541
60,817	Tesoro Corp.[4]	4,846,507
1,226,000	TonenGeneral Sekiyu KK	11,612,319
70,910	Valero Energy Corp.[4]	4,174,472
160,400	Veresen, Inc.	1,160,781
		33,654,668
	FINANCIAL – 12.0%
539,156	British Land Co. PLC - REIT	5,672,640
162,000	Chiba Bank Ltd.	818,104
109,038	Cincinnati Financial Corp.[4]	7,197,598
3,857	CME Group, Inc.[4]	354,497
506,200	Dai-ichi Life Insurance Co., Ltd.	6,084,370
248,000	Fukuoka Financial Group, Inc.	847,786
239,100	H&R Real Estate Investment Trust - REIT	4,177,152
82,591	Hammerson PLC - REIT	706,802
512,000	Hokuhoku Financial Group, Inc.	644,629
1,176,430	Intesa Sanpaolo S.p.A.	3,099,024
1,087,500	Kerry Properties Ltd.	2,955,173
27,043	Land Securities Group PLC - REIT	447,920
954,500	Link - REIT	5,790,839
57,000	New World Development Co., Ltd.	56,687
172,761	NN Group N.V.	5,997,139
64,359	Prudential Financial, Inc.[4]	4,996,833
99,700	RioCan Real Estate Investment Trust - REIT	2,167,702
71,184	Segro PLC - REIT	434,915
31,200	Smart Real Estate Investment Trust - REIT	837,504
73,100	Sompo Japan Nipponkoa Holdings, Inc.	1,919,316
146,800	T&D Holdings, Inc.	1,405,239
27,762	Unum Group[4]	949,738
114,000	Wheelock & Co., Ltd.	527,775
		58,089,382
	INDUSTRIAL – 4.4%
3,092	AMERCO[4]	1,088,384
639,394	Aurizon Holdings Ltd.	2,065,731
14,500	CCL Industries, Inc. - Class B	2,655,117
24,354	CIMIC Group Ltd.	658,671
26,757	General Dynamics Corp.[4]	3,759,893
235,754	Masco Corp.[4]	7,240,005
414,000	Nippon Express Co., Ltd.	1,889,257
16,100	Toyo Seikan Group Holdings Ltd.	317,408
1,959,600	Yangzijiang Shipbuilding Holdings Ltd.	1,436,515

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
36,621	Zardoya Otis S.A.	$389,144
		21,500,125
	TECHNOLOGY – 19.0%
211,155	Activision Blizzard, Inc.[4]	7,278,513
25,821	Adobe Systems, Inc.*4	2,432,855
88,420	Akamai Technologies, Inc.*4	4,508,536
616	ANSYS, Inc.*4	55,914
302,962	CA, Inc.[4]	8,985,853
20,600	Constellation Software, Inc.	8,050,533
91,085	Electronic Arts, Inc.*4	5,633,607
354,917	Intel Corp.[4]	10,746,887
1,663	Lam Research Corp.[4]	127,053
108,735	Linear Technology Corp.[4]	4,836,533
47,100	Nexon Co., Ltd.	707,225
105,460	Nuance Communications, Inc.*4	1,811,803
167,501	NVIDIA Corp.[4]	5,951,311
20,300	Oracle Corp. Japan	1,093,411
181,267	Paychex, Inc.[4]	9,447,636
15,296	Red Hat, Inc.*4	1,122,267
149,043	Synopsys, Inc.*4	7,082,523
111,832	VMware, Inc. - Class A*4	6,364,359
2,362	Western Digital Corp.[4]	96,523
125,698	Xilinx, Inc.[4]	5,415,070
		91,748,412
	UTILITIES – 0.9%
170,500	CLP Holdings Ltd.	1,576,276
2,600	Fortis, Inc.	82,474
30,782	Red Electrica Corp. S.A.	2,753,042
		4,411,792
	TOTAL COMMON STOCKS (Cost $462,733,541)	477,084,186

	SHORT-TERM INVESTMENTS – 9.2%
44,602,863	Fidelity Institutional Money Market Fund, 0.33%[3]	44,602,863

	TOTAL SHORT-TERM INVESTMENTS (Cost $44,602,863)	44,602,863

	TOTAL INVESTMENTS – 107.8% (Cost $507,336,404)	521,687,049

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	Liabilities in Excess of Other Assets – (7.8)%	$(37,811,132)

	TOTAL NET ASSETS – 100.0%	$483,875,917

	SECURITIES SOLD SHORT – (32.4)%
	COMMON STOCKS – (32.4)%
	BASIC MATERIALS – (7.2)%
(2,341,282)	Alumina Ltd.	(2,643,733)
(26,799)	Axalta Coating Systems Ltd.*2	(762,967)
(146,630)	FMC Corp.	(6,343,214)
(470,870)	Fresnillo PLC	(7,675,374)
(2,088,580)	Glencore PLC	(4,991,352)
(198,500)	Kinross Gold Corp.*	(1,131,167)
(77,500)	Silver Wheaton Corp.	(1,623,874)
(1,703,944)	South32 Ltd.*	(2,130,966)
(44,426)	ThyssenKrupp A.G.	(1,035,238)
(21,854)	WR Grace & Co.*	(1,675,765)
(1,004,400)	Yamana Gold, Inc.	(4,979,173)
		(34,992,823)
	COMMUNICATIONS – (1.1)%
(52,729)	Level 3 Communications, Inc.*	(2,755,618)
(9,200)	M3, Inc.	(248,183)
(73,527)	Twitter, Inc.*	(1,074,965)
(38,267)	Yahoo!, Inc.*	(1,400,572)
		(5,479,338)
	CONSUMER, NON-CYCLICAL – (3.6)%
(20,560)	Alkermes PLC*2	(817,260)
(75,483)	Alnylam Pharmaceuticals, Inc.*	(5,060,380)
(45,337)	BioMarin Pharmaceutical, Inc.*	(3,839,137)
(83,306)	Ionis Pharmaceuticals, Inc.*	(3,413,047)
(14,452)	Puma Biotechnology, Inc.*	(443,532)
(52,500)	Takeda Pharmaceutical Co., Ltd.	(2,507,497)
(94,985)	Transurban Group	(833,459)
(5,018)	United Rentals, Inc.*	(335,855)
		(17,250,167)
	ENERGY – (9.6)%
(63,767)	Apache Corp.	(3,468,925)
(168,527)	Cabot Oil & Gas Corp.	(3,943,532)
(6,240)	California Resources Corp.	(13,728)
(116,183)	Cheniere Energy, Inc.*	(4,517,195)
(923)	Cimarex Energy Co.	(100,496)
(23,984)	Continental Resources, Inc.*	(893,644)
(60,551)	EOG Resources, Inc.	(5,002,724)
(142,514)	Halliburton Co.	(5,887,253)

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	ENERGY (Continued)
(109,959)	Lundin Petroleum A.B.*	$(2,063,009)
(112,302)	National Oilwell Varco, Inc.	(4,047,364)
(152,787)	Noble Energy, Inc.	(5,517,138)
(55,615)	Occidental Petroleum Corp.	(4,262,890)
(35,157)	Pioneer Natural Resources Co.	(5,839,578)
(335,844)	Saipem S.p.A.*	(161,365)
(107,051)	Weatherford International PLC*2	(870,325)
		(46,589,166)
	FINANCIAL – (6.4)%
(206,500)	Acom Co., Ltd.*	(1,077,235)
(84,490)	Communications Sales & Leasing, Inc. - REIT	(1,962,703)
(33,489)	Credit Suisse Group A.G.*	(509,652)
(16,053)	E*TRADE Financial Corp.*	(404,215)
(246,900)	Hulic Co., Ltd.	(2,457,385)
(195,362)	Insurance Australia Group Ltd.	(851,307)
(7,232)	Julius Baer Group Ltd.*	(309,933)
(4,881,195)	Lloyds Banking Group PLC	(4,790,618)
(186,000)	Mitsubishi Estate Co., Ltd.	(3,534,486)
(102,300)	NTT Urban Development Corp.	(957,318)
(2,152,142)	Royal Bank of Scotland Group PLC*	(7,240,367)
(100,300)	Seven Bank Ltd.	(426,195)
(796,283)	Standard Chartered PLC	(6,436,000)
(6,662)	Swedbank A.B.	(143,824)
		(31,101,238)
	INDUSTRIAL – (1.0)%
(50,322)	CNH Industrial N.V.	(386,880)
(20,117)	LafargeHolcim Ltd.*	(1,021,452)
(32,474)	SBA Communications Corp. - Class A*	(3,346,121)
		(4,754,453)
	TECHNOLOGY – (2.6)%
(93,733)	Autodesk, Inc.*	(5,607,108)
(71,014)	Marvell Technology Group Ltd.[2]	(708,720)
(189,657)	Micron Technology, Inc.*	(2,038,813)
(4,240)	Qorvo, Inc.*	(190,927)
(53,319)	Workday, Inc. - Class A*	(3,997,858)
		(12,543,426)
	UTILITIES – (0.9)%
(117,180)	Calpine Corp.*	(1,849,100)
(147,739)	NRG Energy, Inc.	(2,230,859)

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
(17,908)	RWE A.G.*	$(268,317)
		(4,348,276)
	TOTAL COMMON STOCKS (Proceeds $143,135,052)	(157,058,887)

	TOTAL SECURITIES SOLD SHORT (Proceeds $143,135,052)	$(157,058,887)

LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,529,505.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.
[4]	All or a portion of this security is segregated as collateral for securities sold short.

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund
SUMMARY OF INVESTMENTS
As of April 30, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
United States	63.6%
Japan	13.3%
United Kingdom	6.7%
Canada	4.6%
China	2.7%
Australia	2.4%
Switzerland	1.4%
Netherlands	1.2%
Spain	0.7%
Italy	0.6%
Singapore	0.6%
Denmark	0.5%
Sweden	0.2%
Israel	0.1%
Germany	0.0%
Total Common Stocks	98.6%
Short-Term Investments	9.2%
Total Investments	107.8%
Liabilities in Excess of Other Assets	(7.8)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361 Macro Opportunity Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 48.5%
	BASIC MATERIALS – 8.6%
1,195	Agnico Eagle Mines Ltd.[1]	$56,416
13,840	AK Steel Holding Corp.*	64,771
6,190	Alcoa, Inc.	69,142
14,092	ArcelorMittal[1]	79,338
1,194	Barrick Gold Corp.[1]	23,128
2,186	BHP Billiton Ltd. - ADR	68,509
4,307	Chemours Co.	39,280
5,576	Freeport-McMoRan, Inc.	78,064
22,438	Gerdau S.A. - ADR	50,037
4,207	Goldcorp, Inc.[1]	84,771
866	Monsanto Co.	81,127
1,444	Newmont Mining Corp.	50,497
928	Reliance Steel & Aluminum Co.	68,644
196	Sherwin-Williams Co.	56,313
5,134	Tronox Ltd. - Class A1	37,375
4,006	United States Steel Corp.	76,555
17,550	Vale S.A. - ADR[1]	99,508
2,504	Worthington Industries, Inc.	94,526
		1,178,001
	COMMUNICATIONS – 0.5%
429	CenturyLink, Inc.	13,277
639	VeriSign, Inc.*	55,210
		68,487
	CONSUMER, CYCLICAL – 1.8%
329	Copa Holdings S.A. - Class A1	20,974
241	Costco Wholesale Corp.	35,700
1,570	Mattel, Inc.	48,811
1,781	MGM Resorts International*	37,935
453	TJX Cos., Inc.	34,347
1,098	Wal-Mart Stores, Inc.	73,423
		251,190
	CONSUMER, NON-CYCLICAL – 8.9%
10,284	Ambev S.A. - ADR	57,488
1,076	Avery Dennison Corp.	78,128
4,527	Brookdale Senior Living, Inc.*	83,568
1,304	Bunge Ltd.[1]	81,500
2,290	Coca-Cola Co.	102,592
445	Constellation Brands, Inc. - Class A	69,447
857	Gilead Sciences, Inc.	75,596
1,021	Global Payments, Inc.	73,696
423	Hershey Co.	39,386
2,129	Hormel Foods Corp.	82,073

361 Macro Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
458	Illumina, Inc.*	$61,825
3,406	Kelly Services, Inc. - Class A	63,931
9,173	Nuvectra Corp.*	77,099
986	PayPal Holdings, Inc.*	38,631
1,675	Reynolds American, Inc.	83,080
390	Sanderson Farms, Inc.	35,779
452	Stryker Corp.	49,272
879	Varian Medical Systems, Inc.*	71,357
		1,224,448
	ENERGY – 10.8%
1,493	Anadarko Petroleum Corp.	78,771
1,613	BP PLC - ADR[1]	54,165
9,609	Chesapeake Energy Corp.	66,014
1,726	ConocoPhillips	82,486
2,385	CONSOL Energy, Inc.	35,894
985	Continental Resources, Inc.*	36,701
2,476	Devon Energy Corp.	85,868
4,429	Energy Transfer Equity LP	55,052
2,194	Energy Transfer Partners LP	77,733
1,335	First Solar, Inc.*	74,546
1,260	Halliburton Co.	52,051
2,610	National Oilwell Varco, Inc.	94,064
2,701	Oasis Petroleum, Inc.*	26,173
1,080	PetroChina Co., Ltd. - ADR	78,905
12,634	Petroleo Brasileiro S.A. - ADR*	97,408
487	Pioneer Natural Resources Co.	80,891
1,880	Range Resources Corp.	82,927
1,415	Royal Dutch Shell PLC - Class A - ADR	74,839
4,893	Southwestern Energy Co.*	65,713
4,065	Whiting Petroleum Corp.*	48,780
4,460	WPX Energy, Inc.*	43,084
4,143	YPF S.A. - ADR	83,481
		1,475,546
	FINANCIAL – 6.3%
2,880	AerCap Holdings N.V.*1	115,229
10,615	Banco Bradesco S.A. - ADR	79,294
1,125	Banco de Chile - ADR	74,093
16,553	Banco Santander Brasil S.A. - ADR	89,055
3,060	Citizens Financial Group, Inc.	69,921
2,030	Franklin Resources, Inc.	75,800
500	Goldman Sachs Group, Inc.	82,055
8,160	ICICI Bank Ltd. ADR	57,528
8,461	Itau Unibanco Holding S.A. - ADR	80,633

361 Macro Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
1,614	Prologis, Inc. - REIT	$73,292
1,978	Weyerhaeuser Co. - REIT	63,533
		860,433
	INDUSTRIAL – 5.7%
2,776	Aerovironment, Inc.*	80,171
10,853	Cemex S.A.B. de C.V. - ADR*	80,858
4,400	Corning, Inc.	82,148
947	Graco, Inc.	74,235
718	Kansas City Southern	68,029
387	Northrop Grumman Corp.	79,823
699	Parker Hannifin Corp.	81,098
632	Raytheon Co.	79,853
1,759	Republic Services, Inc.	82,796
1,770	Xylem, Inc.	73,951
		782,962
	TECHNOLOGY – 0.9%
5,353	HP, Inc.	65,681
958	Texas Instruments, Inc.	54,645
		120,326
	UTILITIES – 5.0%
1,446	Ameren Corp.	69,408
2,894	California Water Service Group	80,829
1,315	CenterPoint Energy, Inc.	28,207
11,135	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	85,071
2,041	CMS Energy Corp.	83,028
200	Consolidated Edison, Inc.	14,920
255	Duke Energy Corp.	20,089
153	NextEra Energy, Inc.	17,990
619	PG&E Corp.	36,026
1,090	PPL Corp.	41,027
767	Public Service Enterprise Group, Inc.	35,382
1,205	SCANA Corp.	82,771
386	Southern Co.	19,339
1,727	Xcel Energy, Inc.	69,132
		683,219
	TOTAL COMMON STOCKS (Cost $6,197,071)	6,644,612

	EXCHANGE-TRADED FUNDS – 42.2%
3,265	Consumer Staples Select Sector SPDR Fund	170,759
4,191	Industrial Select Sector SPDR Fund	235,367
3,385	iShares 7-10 Year Treasury Bond ETF	372,350
6,209	iShares Core U.S. Aggregate Bond ETF	688,516

361 Macro Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	EXCHANGE-TRADED FUNDS (Continued)
1,443	iShares iBoxx $High Yield Corporate Bond Fund	$120,996
1,080	iShares JP Morgan USD Emerging Markets Bond ETF	120,560
8,537	iShares MBS ETF	933,948
2,205	iShares MSCI Chile Capped ETF	84,077
36,481	iShares MSCI Emerging Markets ETF	1,254,582
3,544	iShares MSCI Frontier 100 ETF	89,132
3,369	iShares MSCI Indonesia ETF	77,790
3,726	PowerShares DB Precious Metals Fund*	148,481
3,450	SPDR Barclays High Yield Bond ETF	121,785
4,489	SPDR Gold Shares*	555,065
155	SPDR S&P 500 ETF Trust	31,976
3,479	Technology Select Sector SPDR Fund	146,570
2,118	Vanguard Intermediate-Term Bond ETF	182,868
5,295	Vanguard Total Bond Market ETF	439,326

	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,626,979)	5,774,148

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.7%
	CALL OPTIONS – 0.7%
	3M Co.
18	Exercise Price: $175.00, Expiration Date: July 16, 2016	2,268
	Amgen, Inc.
10	Exercise Price: $155.00, Expiration Date: July 16, 2016	7,750
	Apple, Inc.
21	Exercise Price: $120.00, Expiration Date: July 16, 2016	273
	Boston Scientific Corp.
34	Exercise Price: $19.00, Expiration Date: August 20, 2016	11,305
	Caterpillar, Inc.
29	Exercise Price: $80.00, Expiration Date: May 21, 2016	3,103
	Coca-Cola Co.
57	Exercise Price: $45.00, Expiration Date: May 21, 2016	2,565
	Colgate-Palmolive Co.
56	Exercise Price: $72.50, Expiration Date: May 21, 2016	2,408
	Johnson & Johnson
24	Exercise Price: $110.00, Expiration Date: July 16, 2016	8,160
	Kraft Heinz Co.
36	Exercise Price: $75.00, Expiration Date: July 16, 2016	14,400
	PepsiCo, Inc.
14	Exercise Price: $100.00, Expiration Date: July 16, 2016	5,824
	Philip Morris International Inc.
28	Exercise Price: $105.00, Expiration Date: September 17, 2016	2,576
	Powershares QQQ Trust Series 1
87	Exercise Price: $108.00, Expiration Date: May 21, 2016	6,264

361 Macro Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2016 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Sanofi
25	Exercise Price: $41.00, Expiration Date: September 17, 2016	$4,063
	SPDR S&P 500 ETF Trust
25	Exercise Price: $209, Expiration Date: May 21, 2016*	3,900
26	Exercise Price: $209, Expiration Date: May 21, 2016*	3,484
	Verizon Communications, Inc.
28	Exercise Price: $50.00, Expiration Date: July 16, 2016	5,236
	Wal-Mart Stores, Inc.
33	Exercise Price: $72.50, Expiration Date: September 17, 2016	2,112
	Walt Disney Co.
66	Exercise Price: $110.00, Expiration Date: July 16, 2016	6,864

	TOTAL CALL OPTIONS (Cost $111,656)	92,555

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $111,656)	92,555

Number of Shares

	SHORT-TERM INVESTMENTS – 9.5%
1,299,235	Fidelity Institutional Money Market Fund, 0.33%[2]	1,299,235

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,299,235)	1,299,235

	TOTAL INVESTMENTS – 100.9% (Cost $13,234,941)	13,810,550
	Liabilities in Excess of Other Assets – (0.9)%	(129,657)

	TOTAL NET ASSETS – 100.0%	$13,680,893

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
LP – Limited Partnership
MBS – Mortgage Backed Securities
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 Macro Opportunity Fund
SUMMARY OF INVESTMENTS
As of April 30, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Energy	10.8%
Consumer, Non-cyclical	8.9%
Basic Materials	8.6%
Financial	6.3%
Industrial	5.7%
Utilities	5.0%
Consumer, Cyclical	1.8%
Technology	0.9%
Communications	0.5%
Total Common Stocks	48.5%
Exchange-Traded Funds	42.2%
Purchased Options Contracts
Call Options	0.7%
Total Purchased Options Contracts	0.7%
Short-Term Investments	9.5%
Total Investments	100.9%
Liabilities in Excess of Other Assets	(0.9)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of April 30, 2016 (Unaudited)

	361 Managed Futures Strategy Fund	361 Global Counter-Trend Fund	361 Domestic Long/Short Equity Fund
Assets:
Investments, at cost	$663,454,939	$34,755,512	$850,156
Purchased options contracts, at cost	-	-	-
Foreign currency, at cost	-	585,505	-
Investments, at value	$662,496,263	$34,755,512	$850,613
Purchased options contracts, at value	-	-	-
Foreign currency, at value	-	600,141	-
Cash	67,569	-	152
Cash segregated at Custodian	-	-	-
Cash deposited with brokers for securities sold short and
futures contracts	44,438,112	1,252,455	209,453
Receivables:
Investment securities sold	30,069,438	-	16,889
Fund shares sold	3,526,531	194,636	10,000
Dividends and interest	595,742	9,567	437
Unrealized apprecation on open futures contracts	-	16,987	-
Due from Advisor	-	-	-
Prepaid expenses	46,437	28,931	43,959
Other assets	21,316	851	-
Total assets	741,261,408	36,859,080	1,131,503

Liabilities:
Securities sold short, proceeds	$-	$-	$221,599
Securities sold short, at value	$-	$-	$224,967
Payables:
Investment securities purchased	-	-	72,538
Unrealized depreciation on open futures contracts	13,330,225	21,640	-
Fund shares redeemed	1,471,981	6,311	-
Cash due to broker	-	-	-
Advisory fees	921,244	17,825	-
Sub-advisory fees	47,536	-	-
Distribution fees (Note 7)	40,720	1,967	2
Shareholder servicing fees (Note 8)	10,463	4,322	87
Fund administration fees	66,955	7,230	4,110
Transfer agent fees and expenses	54,179	8,461	5,030
Fund accounting fees	53,375	11,355	3,776
Auditing fees	26,239	27,256	2,453
Custody fees	17,664	4,866	855
Chief Compliance Officer fees	1,424	6,905	649
Trustees' fees and expenses	1,223	311	454
Dividends and interest on securities sold short	-	-	52
Offering costs - Advisor	-	-	23,566
Offering costs - Related parties	-	-	226
Accrued other expenses	30,195	11,643	1,986
Total liabilities	16,073,423	130,092	340,751

Net Assets	$725,187,985	$36,728,988	$790,752

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued
As of April 30, 2016 (Unaudited)

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an
unlimited number of shares authorized)	$773,077,726	$38,546,651	$793,394
Accumulated net investment loss	(4,328,371)	(538,497)	(376)
Accumulated net realized gain (loss) on investments,
purchased options contracts, written options contracts,
futures contracts, securities sold short and
foreign currency transactions	(29,272,469)	(1,290,665)	645
Net unrealized appreciation (depreciation) on:
Investments	(958,676)	-	457
Purchased options contracts	-	-	-
Futures contracts	(13,330,225)	(4,653)	-
Securities sold short	-	-	(3,368)
Foreign currency translations	-	16,152	-
Net Assets	$725,187,985	$36,728,988	$790,752

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$195,252,278	$9,783,782	$40,412
Shares of beneficial interest issued and outstanding	18,346,374	961,031	4,055
Redemption price per share	$10.64	$10.18	$9.97

Class I Shares:
Net assets applicable to shares outstanding	$529,935,707	$26,945,206	$740,374
Shares of beneficial interest issued and outstanding	49,273,253	2,631,915	74,301
Redemption price per share	$10.76	$10.24	$9.96

Class Y Shares:
Net assets applicable to shares outstanding	$-	$-	$9,966
Shares of beneficial interest issued and outstanding	-	-	1,000
Redemption price per share	$-	$-	$9.97

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued
As of April 30, 2016 (Unaudited)

	361 Global Long/Short Equity Fund	361 Macro Opportunity Fund
Assets:
Investments, at cost	$507,336,404	$13,123,285
Purchased options contracts, at cost	-	111,656
Foreign currency, at cost	27,386	-
Investments, at value	$521,687,049	$13,717,995
Purchased options contracts, at value	-	92,555
Foreign currency, at value	27,550	-
Cash	662,378	-
Cash segregated at Custodian	-	602,104
Cash deposited with brokers for securities sold short and
futures contracts	109,949,096	-
Receivables:
Investment securities sold	-	672,065
Fund shares sold	8,787,056	242
Dividends and interest	1,308,488	2,067
Unrealized apprecation on open futures contracts	-	-
Due from Advisor	-	1,394
Prepaid expenses	116,553	33,565
Other assets	-	-
Total assets	642,538,170	15,121,987

Liabilities:
Securities sold short, proceeds	$143,135,052	$-
Securities sold short, at value	$157,058,887	$-
Payables:
Investment securities purchased	-	1,198,565
Unrealized depreciation on open futures contracts	-	-
Fund shares redeemed	644,393	-
Cash due to broker	-	160,161
Advisory fees	558,403	-
Sub-advisory fees	-	-
Distribution fees (Note 7)	22,422	34
Shareholder servicing fees (Note 8)	67,316	6,414
Fund administration fees	8,369	6,308
Transfer agent fees and expenses	7,644	9,904
Fund accounting fees	12,002	13,159
Auditing fees	25,493	26,059
Custody fees	18,280	7,540
Chief Compliance Officer fees	962	919
Trustees' fees and expenses	557	657
Dividends and interest on securities sold short	235,390	-
Offering costs - Advisor	-	-
Offering costs - Related parties	-	-
Accrued other expenses	2,135	11,374
Total liabilities	158,662,253	1,441,094

Net Assets	$483,875,917	$13,680,893

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued
As of April 30, 2016 (Unaudited)

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an
unlimited number of shares authorized)	$485,282,498	$15,516,542
Accumulated net investment loss	(11,869)	(92,693)
Accumulated net realized gain (loss) on investments,
purchased options contracts, written options contracts,
futures contracts, securities sold short and
foreign currency transactions	(1,859,769)	(2,318,565)
Net unrealized appreciation (depreciation) on:
Investments	14,350,645	594,710
Purchased options contracts	-	(19,101)
Futures contracts	-	-
Securities sold short	(13,923,835)	-
Foreign currency translations	38,247	-
Net Assets	$483,875,917	$13,680,893

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$104,787,935	$155,538
Shares of beneficial interest issued and outstanding	9,811,837	17,636
Redemption price per share	$10.68	$8.82

Class I Shares:
Net assets applicable to shares outstanding	$318,225,208	$13,525,355
Shares of beneficial interest issued and outstanding	29,688,577	1,526,677
Redemption price per share	$10.72	$8.86

Class Y Shares:
Net assets applicable to shares outstanding	$60,862,774	$-
Shares of beneficial interest issued and outstanding	5,671,770	-
Redemption price per share	$10.73	$-

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Periods Ended April 30, 2016 (Unaudited)

	361 Managed Futures Strategy Fund	361 Global Counter-Trend Fund	361 Domestic Long/Short Equity Fund[1]
Investment Income:
Dividends (net of foreign withholding taxes of $0, $0, and $0, respectively)	$-	$-	$633
Interest	3,490,339	33,832	31
Total investment income	3,490,339	33,832	664

Expenses:
Advisory fees	6,167,013	130,954	653
Shareholder servicing fees (Note 8)	350,367	12,646	87
Distribution fees (Note 7)	279,942	12,020	2
Fund administration fees	263,585	20,227	4,110
Sub-advisory fees	260,564	-	-
Transfer agent fees and expenses	136,280	15,426	5,030
Shareholder reporting fees	108,432	7,453	382
Registration fees	104,609	20,530	3,939
Fund accounting fees	100,510	21,038	3,776
Custody fees	37,680	6,725	855
Miscellaneous	14,153	3,380	960
Legal fees	10,374	10,799	643
Interest expense	9,959	2,925	75
Auditing fees	8,731	9,771	2,453
Trustees' fees and expenses	6,393	3,530	454
Chief Compliance Officer fees	4,714	8,393	649
Insurance fees	1,633	711	28
Dividends on securities sold short	-	-	52
Offering costs	-	-	1,904

Total expenses	7,864,939	286,528	26,052
Advisory/sub-advisory fees waived/recovered	(46,229)	(84,059)	(653)
Other expenses absorbed	-	-	(24,359)
Net expenses	7,818,710	202,469	1,040
Net investment loss	(4,328,371)	(168,637)	(376)

Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts, Written Options
Contracts, Futures Contracts, Securities Sold Short and Foreign Currency:
Net realized gain (loss) on:
Investments	(25,589)	-	282
Purchased options contracts	-	-	-
Written options contracts	-	-	-
Futures contracts	(22,420,172)	1,505,549	-
Securities sold short	-	-	363
Foreign currency transactions	-	(7,699)	-
Net realized gain (loss)	(22,445,761)	1,497,850	645
Net change in unrealized appreciation/depreciation on:
Investments	761,135	-	457
Purchased options contracts	-	-	-
Futures contracts	(13,330,225)	(7,118)	-
Securities sold short	-	-	(3,368)
Foreign currency translations	-	1,514	-
Net change in unrealized appreciation/depreciation	(12,569,090)	(5,604)	(2,911)
Net realized and unrealized gain (loss) on investments, purchased options contracts, written options contracts, futures contracts, securities sold short and foreign currency	(35,014,851)	1,492,246	(2,266)

Net Increase (Decrease) in Net Assets from Operations	$(39,343,222)	$1,323,609	$(2,642)

[1]	The Domestic Long/Short Equity Fund commenced operations on March 31, 2016.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued
For the Periods Ended April 30, 2016 (Unaudited)

	361 Global Long/Short Equity Fund	361 Macro Opportunity Fund
Investment Income:
Dividends (net of foreign withholding taxes of $195,941 and $917, respectively)	$3,945,069	$100,707
Interest	40,055	4,613
Total investment income	3,985,124	105,320

Expenses:
Advisory fees	2,070,820	92,781
Shareholder servicing fees (Note 8)	169,997	15,511
Distribution fees (Note 7)	95,453	224
Fund administration fees	91,885	20,686
Sub-advisory fees	-	-
Transfer agent fees and expenses	30,347	15,216
Shareholder reporting fees	10,540	3,785
Registration fees	59,617	9,877
Fund accounting fees	51,372	28,978
Custody fees	71,489	8,164
Miscellaneous	13,834	4,235
Legal fees	13,536	11,850
Interest expense	584,359	3,288
Auditing fees	8,742	8,653
Trustees' fees and expenses	4,307	3,146
Chief Compliance Officer fees	3,657	2,331
Insurance fees	559	1,047
Dividends on securities sold short	598,297	1,359
Offering costs	2,793	-

Total expenses	3,881,604	231,131
Advisory/sub-advisory fees waived/recovered	115,389	(85,415)
Other expenses absorbed	-	-
Net expenses	3,996,993	145,716
Net investment loss	(11,869)	(40,396)

Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts, Written Options
Contracts, Futures Contracts, Securities Sold Short and Foreign Currency:
Net realized gain (loss) on:
Investments	(7,702,849)	(894,759)
Purchased options contracts	-	(64,977)
Written options contracts	-	884
Futures contracts	-	-
Securities sold short	7,465,140	(39,139)
Foreign currency transactions	7,685	-
Net realized gain (loss)	(230,024)	(997,991)
Net change in unrealized appreciation/depreciation on:
Investments	9,514,681	493,864
Purchased options contracts	-	(19,101)
Futures contracts	-	-
Securities sold short	(13,921,241)	5,507
Foreign currency translations	38,100	-
Net change in unrealized appreciation/depreciation	(4,368,460)	480,270
Net realized and unrealized gain (loss) on investments, purchased options contracts, written options contracts, futures contracts, securities sold short and foreign currency	(4,598,484)	(517,721)

Net Increase (Decrease) in Net Assets from Operations	$(4,610,353)	$(558,117)

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2016	For the Year Ended
	(Unaudited)	October 31, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(4,328,371)	$(10,232,160)
Net realized loss on investments and futures contracts	(22,445,761)	(6,723,277)
Net change in unrealized appreciation/depreciation on investments and
futures contracts	(12,569,090)	(1,402,875)
Net decrease in net assets resulting from operations	(39,343,222)	(18,358,312)

Distributions to Shareholders:
From net realized gain:
Investor Class*	-	(3,957,428)
Class I	-	(11,405,152)
Total distributions to shareholders	-	(15,362,580)

Capital Transactions:
Net proceeds from shares sold:
Investor Class*	42,129,544	195,769,487
Class I	107,384,382	463,064,899
Reinvestment of distributions:
Investor Class*	-	3,189,630
Class I	-	9,675,518
Cost of shares redeemed:
Investor Class*	(98,975,322)	(83,403,705)
Class I	(239,928,907)	(224,836,975)
Net increase (decrease) in net assets from capital transactions	(189,390,303)	363,458,854

Total increase (decrease) in net assets	(228,733,525)	329,737,962

Net Assets:
Beginning of period	953,921,510	624,183,548
End of period	$725,187,985	$953,921,510

Accumulated net investment income (loss)	$(4,328,371)	$-

Capital Share Transactions:
Shares sold:
Investor Class*	3,843,951	16,473,276
Class I	9,721,464	38,945,841
Shares reinvested:
Investor Class*	-	285,298
Class I	-	859,282
Shares redeemed:
Investor Class*	(9,032,566)	(7,212,564)
Class I	(21,669,284)	(19,390,654)
Net increase (decrease) in capital share transactions	(17,136,435)	29,960,479

*	The Fund re-designated its Class A shares as Investor Class shares effective November 1, 2014.

See accompanying Notes to Financial Statements.

361 Global Counter-Trend Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2016 (Unaudited)	For the Year Ended October 31, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(168,637)	$(460,619)
Net realized gain (loss) on futures contracts and foreign currency transactions	1,497,850	(626,201)
Net change in unrealized appreciation/depreciation on futures contracts and
foreign currency translations	(5,604)	218,138
Net increase (decrease) in net assets resulting from operations	1,323,609	(868,682)

Capital Transactions:
Net proceeds from shares sold:
Investor Class*	852,851	5,368,643
Class I	20,373,899	7,755,368
Cost of shares redeemed:
Investor Class*	(1,366,248)	(4,682,167)
Class I	(4,595,028)	(27,465,255)
Net increase (decrease) in net assets from capital transactions	15,265,474	(19,023,411)

Total increase (decrease) in net assets	16,589,083	(19,892,093)

Net Assets:
Beginning of period	20,139,905	40,031,998
End of period	$36,728,988	$20,139,905

Accumulated net investment loss	$(538,497)	$(369,860)

Capital Share Transactions:
Shares sold:
Investor Class*	85,025	552,741
Class I	2,013,671	812,499
Shares redeemed:
Investor Class*	(138,977)	(483,266)
Class I	(470,624)	(2,896,446)
Net increase (decrease) in capital share transactions	1,489,095	(2,014,472)

*	Financial information for the Year Ended October 31, 2014 is from Class A shares. The Fund re-designated its Class A shares as Investor Class shares effective November 1, 2014.

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
March 31, 2016*
through April 30, 2016
(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(376)
Net realized gain on investments and securities sold short	645
Net change in unrealized appreciation/depreciation on investments and securities sold short	(2,911)
Net decrease in net assets resulting from operations	(2,642)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	40,500
Class I	742,894
Class Y	10,000
Net increase in net assets from capital transactions	793,394

Total increase in net assets	790,752

Net Assets:
Beginning of period	-
End of period	$790,752

Accumulated net investment loss	$(376)

Capital Share Transactions:
Shares sold:
Investor Class	4,055
Class I	74,301
Class Y	1,000
Class Y - Reorganization	-
Net increase from capital share transactions	79,356

*	Commencement of operations.

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2016 (Unaudited)	For the Period December 12, 2014* through October 31, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(11,869)	$(231,975)
Net realized gain (loss) on investments, securities sold short and foreign currency	(230,024)	276,654
Net change in unrealized appreciation/depreciation on investments, securities sold short and foreign currency	(4,368,460)	4,811,396
Net increase (decrease) in net assets resulting from operations	(4,610,353)	4,856,075

Distributions to Shareholders:
From net realized gain
Investor Class	(376,485)	-
Class I	(926,818)	-
Class Y	(397,843)	-
Total distributions to shareholders	(1,701,146)	-

Capital Transactions:
Net proceeds from shares sold:
Investor Class	91,173,097	41,922,423
Class I	276,766,230	88,126,633
Class Y	23,315,799	40,885,030
Class Y - Reorganization	-	644,141
Reinvestment of distributions:
Investor Class	358,020	-
Class I	679,339	-
Class Y	5,949	-
Cost of shares redeemed:
Investor Class	(26,565,695)	(1,675,510)
Class I	(37,167,536)	(9,258,149)
Class Y	(3,288,468)	(589,962)
Net increase in net assets from capital transactions	325,276,735	160,054,606

Total increase in net assets	318,965,236	164,910,681

Net Assets:
Beginning of period	164,910,681	-
End of period	$483,875,917	$164,910,681

Accumulated net investment loss	$(11,869)	$-

Capital Share Transactions:
Shares sold:
Investor Class	8,432,065	3,953,812
Class I	25,578,425	8,324,667
Class Y	2,153,154	3,817,182
Class Y - Reorganization	-	64,414
Shares reinvested:
Investor Class	33,242	-
Class I	62,902	-
Class Y	551	-
Shares redeemed:
Investor Class	(2,447,861)	(159,421)
Class I	(3,404,339)	(873,078)
Class Y	(305,978)	(57,553)
Net increase from capital share transactions	30,102,161	15,070,023

*	Commencement of operations.

See accompanying Notes to Financial Statements.

361 Macro Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	April 30, 2016	Year Ended
	(Unaudited)	October 31, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(40,396)	$(51,935)
Net realized loss on investments, purchased options contracts, written options
contracts and securities sold short	(997,991)	(1,096,934)
Net change in unrealized appreciation/depreciation on investments,
purchased options contracts and securities sold short	480,270	(79,136)
Net decrease in net assets resulting from operations	(558,117)	(1,228,005)

Capital Transactions:
Net proceeds from shares sold:
Investor Class*	2,860	182,387
Class I	3,597,425	14,629,820
Cost of shares redeemed:
Investor Class*	(66,634)	(222,332)
Class I	(7,763,787)	(3,772,159)
Net increase (decrease) in net assets from capital transactions	(4,230,136)	10,817,716

Total increase (decrease) in net assets	(4,788,253)	9,589,711

Net Assets:
Beginning of period	18,469,146	8,879,435
End of period	$13,680,893	$18,469,146

Accumulated net investment loss	$(92,693)	$(52,297)

Capital Share Transactions:
Shares sold:
Investor Class*	327	18,462
Class I	411,920	1,513,737
Shares redeemed:
Investor Class*	(7,868)	(23,430)
Class I	(872,923)	(404,288)
Net increase (decrease) in capital share transactions	(468,544)	1,104,481

*	Financial information for the Year Ended October 31, 2014 is from Class A shares. The Fund re-designated its Class A shares as Investor Class shares effective November 1, 2014.

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund
STATEMENT OF CASH FLOWS
For the Period March 31, 2016* through April 30, 2016 (Unaudited)

Increase in Cash:
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	(2,642)
Adjustments to reconcile net decrease in net assets from operations to net cash used for operating activities:
Purchase of investment securities	(775,978)
Proceeds from sale of investment securities	5,872
Proceeds from short sale	226,935
Closed short transactions	(4,973)
Purchase of short-term investment, net	(79,768)
Increase in cash deposited with broker for securites sold short	(209,453)
Increase in receivables for investment securities sold	(16,889)
Increase in fund shares sold	(10,000)
Increase in dividends and interest receivables	(437)
Increase in other assets	(43,959)
Increase in payables for securities purchased	72,538
Increase in payables for dividends and interest on securities sold short	52
Increase in Advisory and Subadvisory fees	23,566
Increase in accrued expenses	19,628
Net realized gain on investments	(645)
Net change in unrealized appreciation/depreciation on securities	2,911
Net cash used for operating activities	(793,242)

Cash flows provided by financing activities:
Proceeds from sale of shares	793,394
Net cash provided by financing activities	793,394

Net Increase in Cash	152

Cash:
Beginning balance	-
Ending balance	152

*	Commencement of operations.

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended April 30, 2016 (Unaudited)

Increase/(Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	(4,610,353)
Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchase of investment securities	(635,914,266)
Proceeds from sale of investment securities	311,234,735
Proceeds from short sale	217,048,149
Closed short transactions	(111,645,693)
Increase in foreign currency	(6,193)
Purchase of short-term investment, net	(29,107,058)
Increase in cash deposited with broker for securites sold short	(70,846,691)
Decrease in receivables for securities sold	2,720,136
Increase in dividends and interest receivables	(1,154,755)
Increase in other assets	(62,595)
Decrease in payables for securities purchased	(8,373,235)
Increase in payables for dividends and interest on securities sold short	222,105
Increase in Advisory and Subadvisory fees	382,132
Increase in accrued expenses	74,119
Decrease in amortization	(1)
Net realized loss on investments	219,520
Net change in unrealized appreciation/depreciation on securities	4,406,560
Net cash used for operating activities	(325,413,384)

Cash flows provided by (used for) financing activities:
Proceeds from sale of shares	392,893,698
Redemption of shares	(66,422,075)
Dividends paid to shareholders, net of reinvestments	(657,838)
Net cash provided by financing activities	325,813,785

Net Increase in Cash	400,401

Cash:
Beginning balance	261,977
Ending balance	662,378

Non cash financing activities not included herein consist of $1,043,308 of reinvested dividends.

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund
FINANCIAL HIGHLIGHTS
Investor Class*

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2016 (Unaudited)		For the Year Ended October 31, 2015		For the Year Ended October 31, 2014		For the Year Ended October 31, 2013		For the Period December 20, 2011** through October 31, 2012
Net asset value, beginning of period	$11.18		$11.34		$11.47		$10.43		$10.00
Income from Investment Operations:
Net investment loss[1]	(0.07)		(0.18)		(0.20)		(0.20)		(0.18)
Net realized and unrealized gain (loss) on investments	(0.47)		0.31		0.46		1.24		0.61
Total from investment operations	(0.54)		0.13		0.26		1.04		0.43

Less Distributions:
From net realized gain	-		(0.29)		(0.40)		(0.01)		-

Redemption fee proceeds[1]	-		-		0.01		0.01		-	[2]

Net asset value, end of period	$10.64		$11.18		$11.34		$11.47		$10.43

Total return[3]	(4.83)%	[4]	1.16%		2.47%		10.09%		4.30%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$195,252		$263,118		$158,570		$174,619		$32,795

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	2.09%	[5]	2.09%		2.04%		2.12%		2.53%	[5]
After fees waived and expenses absorbed	2.08%	[5]	2.08%		2.03%		2.14%		2.40%	[5]
Ratio of expenses to average net assets (excluding interest expense):
After fees waived and expenses absorbed	2.08%	[5]	2.08%	[6]	2.03%	[6]	2.14%	[6]	2.40%	[5,6]
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed	(1.25)%	[5]	(1.54)%		(1.82)%		(1.78)%		(2.08)%	[5]
After fees waived and expenses absorbed	(1.24)%	[5]	(1.53)%		(1.81)%		(1.80)%		(1.95)%	[5]

Portfolio turnover rate	7%	[4]	13%		96%		0%		2%	[4]

*	Financial information from December 20, 2011 to October 31, 2014 is from Class A shares. The Fund re-designated its Class A shares as Investor Class shares effective November 1, 2014.
**	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Unaudited.

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2016 (Unaudited)		For the Year Ended October 31, 2015		For the Year Ended October 31, 2014		For the Year Ended October 31, 2013		For the Period December 20, 2011* through October 31, 2012
Net asset value, beginning of period	$11.28		$11.41		$11.51		$10.45		$10.00
Income from Investment Operations:
Net investment loss[1]	(0.05)		(0.15)		(0.18)		(0.17)		(0.15)
Net realized and unrealized gain (loss) on investments	(0.47)		0.31		0.48		1.24		0.60
Total from investment operations	(0.52)		0.16		0.30		1.07		0.45

Less Distributions:
From net realized gain	-		(0.29)		(0.40)		(0.01)		-

Redemption fee proceeds[1]	-		-		-	[2]	-	[2]	-	[2]

Net asset value, end of period	$10.76		$11.28		$11.41		$11.51		$10.45

Total return[3]	(4.61)%	[4]	1.42%		2.73%		10.26%		4.50%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$529,936		$690,804		$465,614		$291,176		$61,961

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	1.84%	[5]	1.84%		1.80%		1.87%		2.28%	[5]
After fees waived and expenses absorbed	1.83%	[5]	1.83%		1.79%		1.89%		2.15%	[5]
Ratio of expenses to average net assets (excluding interest expense):
After fees waived and expenses absorbed	1.83%	[5]	1.83%	[6]	1.79%	[6]	1.89%	[6]	2.15%	[5,6]
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed	(1.00)%	[5]	(1.29)%		(1.58)%		(1.53)%		(1.82)%	[5]
After fees waived and expenses absorbed	(0.99)%	[5]	(1.28)%		(1.57)%		(1.55)%		(1.69)%	[5]

Portfolio turnover rate	7%	[4]	13%		96%		0%		2%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not Annualized.
[5]	Annualized.
[6]	Unaudited.

See accompanying Notes to Financial Statements.

361 Global Counter-Trend Fund
FINANCIAL HIGHLIGHTS
Investor Class*

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2016 (Unaudited)		For the Year Ended October 31, 2015		For the Period February 12, 2014** through October 31, 2014
Net asset value, beginning of period	$9.55		$9.71		$10.00
Income from Investment Operations:
Net investment loss[1]	(0.09)		(0.20)		(0.16)
Net realized and unrealized gain (loss) on investments	0.72		0.04		(0.13)
Total from investment operations	0.63		(0.16)		(0.29)

Redemption fee proceeds[1]	-		-		-	[2]

Net asset value, end of period	$10.18		$9.55		$9.71

Total return[3]	6.60%	[4]	(1.65)%		(2.90)%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9,784		$9,694		$9,177

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	2.87%	[5]	2.78%		2.60%	[5]
After fees waived and expenses absorbed	2.07%	[5]	2.15%		2.24%	[5]
Ratio of expenses to average net assets (excluding interest expense):
After fees waived and expenses absorbed	2.04%	[5]	2.13%	[6]	2.23%	[5,6]
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed	(2.55)%	[5]	(2.71)%		(2.59)%	[5]
After fees waived and expenses absorbed	(1.75)%	[5]	(2.08)%		(2.23)%	[5]

Portfolio turnover rate	0%	[4]	0%		0%	[4]

*	Financial information from February 12, 2014 to October 31, 2014 is from Class A shares. The Fund re-designated its Class A shares as Investor Class shares effective November 1, 2014.
**	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Unaudited.

See accompanying Notes to Financial Statements.

361 Global Counter-Trend Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2016 (Unaudited)		For the Year Ended October 31, 2015		For the Period February 12, 2014* through October 31, 2014
Net asset value, beginning of period	$9.59		$9.72		$10.00
Income from Investment Operations:
Net investment loss[1]	(0.07)		(0.18)		(0.15)
Net realized and unrealized gain (loss) on investments	0.72		0.05		(0.13)
Total from investment operations	0.65		(0.13)		(0.28)

Redemption fee proceeds[1]	-		-		-	[2]

Net asset value, end of period	$10.24		$9.59		$9.72

Total return[3]	6.78%	[4]	(1.34)%		(2.80)%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$26,945		$10,446		$30,855

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	2.62%	[5]	2.53%		2.36%	[5]
After fees waived and expenses absorbed	1.82%	[5]	1.90%		2.00%	[5]
Ratio of expenses to average net assets (excluding interest expense):
After fees waived and expenses absorbed	1.79%	[5]	1.88%	[6]	1.99%	[5,6]
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed	(2.30)%	[5]	(2.46)%		(2.35)%	[5]
After fees waived and expenses absorbed	(1.50)%	[5]	(1.83)%		(1.99)%	[5]

Portfolio turnover rate	0%	[4]	0%		0%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not Annualized.
[5]	Annualized.
[6]	Unaudited.

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund
FINANCIAL HIGHLIGHTS
Investor Class

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period March 31, 2016* through April 30, 2016
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.01)
Net realized and unrealized loss on investments	(0.02)
Total from investment operations	(0.03)

Net asset value, end of period	$9.97

Total return [2]	(0.30)%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$41

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	44.14%	[4]
After fees waived and expenses absorbed	1.98%	[4]
Ratio of expenses to average net assets (excluding dividends on securities sold short and interest expense):
After fees waived and expenses absorbed	1.77%	[4]
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(43.02)%	[4]
After fees waived and expenses absorbed	(0.86)%	[4]

Portfolio turnover rate	1%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period March 31, 2016* through April 30, 2016 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.01)
Net realized and unrealized loss on investments	(0.03)
Total from investment operations	(0.04)

Net asset value, end of period	$9.96

Total return [2]	(0.40)%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$740

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	43.91%	[4]
After fees waived and expenses absorbed	1.75%	[4]
Ratio of expenses to average net assets (excluding dividends on securities sold short and interest expense):
After fees waived and expenses absorbed	1.54%	[4]
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(42.79)%	[4]
After fees waived and expenses absorbed	(0.63)%	[4]

Portfolio turnover rate	1%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund
FINANCIAL HIGHLIGHTS
Class Y

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	March 31, 2016*
	through April 30, 2016
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss[1]	-	[2]
Net realized and unrealized loss on investments	(0.03)
Total from investment operations	(0.03)

Net asset value, end of period	$9.97

Total return[3]	(0.30)%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	43.76%	[5]
After fees waived and expenses absorbed	1.60%	[5]
Ratio of expenses to average net assets (excluding dividends on securities sold short and interest expense):
After fees waived and expenses absorbed	1.39%	[5]
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(42.64)%	[5]
After fees waived and expenses absorbed	(0.48)%	[5]

Portfolio turnover rate	1%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund
FINANCIAL HIGHLIGHTS
Investor Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2016 (Unaudited)		For the Period December 12, 2014* through October 31, 2015
Net asset value, beginning of period	$10.92		$10.00
Income from Investment Operations:
Net investment loss[1]	(0.01)		(0.08)
Net realized and unrealized gain (loss) on investments	(0.14)		1.00
Total from investment operations	(0.15)		0.92

Less Distributions:
From net realized gain	(0.09)		-
Total distributions	(0.09)		-

Net asset value, end of period	$10.68		$10.92

Total return [2]	(1.35)%	[3]	9.20%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$104,788		$41,444

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered	2.55%	[4]	3.42%	[4]
After fees waived/recovered	2.62%	[4]	2.69%	[4]
Ratio of expenses to average net assets (excluding dividends on securities sold short and interest expense):
After fees waived/recovered	1.91%	[4]	1.87%	[4,5]
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered	(0.14)%	[4]	(1.61)%	[4]
After fees waived/recovered	(0.21)%	[4]	(0.88)%	[4]

Portfolio turnover rate	101%	[3]	204%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	Unaudited.

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2016 (Unaudited)		For the Period December 12, 2014* through October 31, 2015
Net asset value, beginning of period	$10.95		$10.00
Income from Investment Operations:
Net investment income (loss)[1]	-	[2]	(0.06)
Net realized and unrealized gain (loss) on investments	(0.14)		1.01
Total from investment operations	(0.14)		0.95

Less Distributions:
From net realized gain	(0.09)		-
Total distributions	(0.09)		-

Net asset value, end of period	$10.72		$10.95

Total return [3]	(1.26)%	[4]	9.50%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$318,225		$81,579

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered	2.31%	[5]	3.19%	[5]
After fees waived/recovered	2.38%	[5]	2.46%	[5]
Ratio of expenses to average net assets (excluding dividends on securities sold short and interest expense):
After fees waived/recovered	1.67%	[5]	1.64%	[5,6]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered	0.10%	[5]	(1.38)%	[5]
After fees waived/recovered	0.03%	[5]	(0.65)%	[5]

Portfolio turnover rate	101%	[4]	204%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Unaudited.

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund
FINANCIAL HIGHLIGHTS
Class Y

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2016 (Unaudited)		For the Period December 12, 2014* through October 31, 2015
Net asset value, beginning of period	$10.95		$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.01		(0.05)
Net realized and unrealized gain (loss) on investments	(0.14)		1.00
Total from investment operations	(0.13)		0.95

Less Distributions:
From net realized gain	(0.09)		-
Total distributions	(0.09)		-

Net asset value, end of period	$10.73		$10.95

Total return[2]	(1.16)%	[3]	9.50%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$60,863		$41,888

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered	2.18%	[4]	3.09%	[4]
After fees waived/recovered	2.25%	[4]	2.36%	[4]
Ratio of expenses to average net assets (excluding dividends on securities sold short and interest expense):
After fees waived/recovered	1.54%	[4]	1.54%	[4,5]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered	0.23%	[4]	(1.28)%	[4]
After fees waived/recovered	0.16%	[4]	(0.55)%	[4]

Portfolio turnover rate	101%	[3]	204%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	Unaudited.

See accompanying Notes to Financial Statements.

361 Macro Opportunity Fund
FINANCIAL HIGHLIGHTS
Investor Class*

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2016 (Unaudited)		For the Year Ended October 31, 2015		For the Period June 30, 2014** through October 31, 2014
Net asset value, beginning of period	$9.14		$9.77		$10.00
Income from Investment Operations:
Net investment loss[1]	(0.03)		(0.06)		(0.05)
Net realized and unrealized loss on investments	(0.29)		(0.57)		(0.18)
Total from investment operations	(0.32)		(0.63)		(0.23)

Redemption fee proceeds[1]	-		-		-

Net asset value, end of period	$8.82		$9.14		$9.77

Total return[2]	(3.50)%	[3]	(6.45)%		(2.30)%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$156		$230		$294

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	3.36%	[4]	3.41%		6.82%	[4]
After fees waived and expenses absorbed	2.21%	[4]	2.17%		2.22%	[4]
Ratio of expenses to average net assets (excluding dividends on securities sold short and interest expense):
After fees waived and expenses absorbed	2.15%	[4]	2.15%	[5]	2.15%	[4,5]
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(1.94)%	[4]	(1.83)%		(5.99)%	[4]
After fees waived and expenses absorbed	(0.79)%	[4]	(0.59)%		(1.39)%	[4]

Portfolio turnover rate	416%	[3]	1,596%		628%	[3]

*	Financial information from June 30, 2014 to October 31, 2014 is from Class A shares. The Fund re-designated its Class A shares as Investor Class shares effective November 1, 2014.
**	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	Unaudited.

See accompanying Notes to Financial Statements.

361 Macro Opportunity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2016 (Unaudited)		For the Year Ended October 31, 2015		For the Period June 30, 2014* through October 31, 2014
Net asset value, beginning of period	$9.18		$9.78		$10.00
Income from Investment Operations:
Net investment loss[1]	(0.02)		(0.03)		(0.04)
Net realized and unrealized loss on investments	(0.30)		(0.57)		(0.18)
Total from investment operations	(0.32)		(0.60)		(0.22)

Redemption fee proceeds[1]	-		-		-

Net asset value, end of period	$8.86		$9.18		$9.78

Total return[2]	(3.49)%	[3]	(6.13)%		(2.20)%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$13,525		$18,239		$8,585

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	3.11%	[4]	3.16%		6.57%	[4]
After fees waived and expenses absorbed	1.96%	[4]	1.92%		1.97%	[4]
Ratio of expenses to average net assets (excluding dividends on securities sold short and interest expense):
After fees waived and expenses absorbed	1.90%	[4]	1.90%	[5]	1.90%	[4,5]
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(1.69)%	[4]	(1.58)%		(5.74)%	[4]
After fees waived and expenses absorbed	(0.54)%	[4]	(0.34)%		(1.14)%	[4]

Portfolio turnover rate	416%	[3]	1,596%		628%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	Unaudited.

See accompanying Notes to Financial Statements.

361 Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2016 (Unaudited)

Note 1 – Organization
361 Managed Futures Strategy Fund (“Managed Futures Strategy” or “Managed Futures Strategy Fund”), 361 Global Counter-Trend Fund (formerly known as 361 Global Managed Futures Strategy Fund) (“Global Counter-Trend” or “Global Counter-Trend Fund”), 361 Domestic Long/Short Equity Fund (“Domestic Long/Short Equity” or “Domestic Long/Short Equity Fund”), 361 Global Long/Short Equity Fund (“Global Long/Short Equity” or “Global Long/Short Equity Fund”) and 361 Macro Opportunity Fund (formerly known as the 361 Global Macro Opportunity Fund) (“Macro Opportunity” or “Macro Opportunity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Managed Futures Strategy Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of broad stock and bond markets. The Fund commenced investment operations on December 20, 2011, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

The Global Counter-Trend Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of global stock and bond markets. The Fund commenced investment operations on February 12, 2014, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

The Domestic Long/Short Equity Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced investment operations on March 31, 2016, with three classes of shares, Investor Class, Class I and Class Y.

The Global Long/Short Equity Fund’s primary investment objective is to seek to achieve long-term capital appreciation. As a secondary objective, the Global Long/Short Equity Fund also seeks to preserve capital in down markets. The Fund commenced investment operations on December 12, 2014, with three classes of shares, Investor Class, Class I and Class Y.

The Global Long/Short Equity Fund commenced operations on December 12, 2014, prior to which its only activity was the receipt of a $10,010 investment from the Fund’s advisor and a $644,131 transfer of shares of the Fund in exchange for the net assets of the Analytic Global Long/Short Equity Fund, L.P., a Delaware limited partnership (“L.P”). This exchange was nontaxable, whereby the Fund issued 64,413 shares for the net assets of the SMA on December 12, 2014. Gross assets with a fair market value of $830,593 consisting of cash, interest receivable and securities of the L.P. with a fair value of $644,098 (identified cost of investments transferred $638,574) were the primary assets received by the Fund. The Fund also assumed a liability for short securities with a fair market value of $186,452 (identified proceeds of $203,052) as part of this exchange. For financial reporting purposes, assets and liabilities received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the L.P. was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The Macro Opportunity Fund’s primary investment objective is to seek long–term positive absolute return. The Fund commenced investment operations on June 30, 2014, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2016 (Unaudited)

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. Options are valued at the last quoted sales price, if no sale was reported on that date, the last quoted bid price is used. Open-end mutual fund investments (including money market funds) are valued at net asset value. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Options
The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. A Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2016 (Unaudited)

Transactions in options contracts written for the six months ended April 30, 2016 in the Macro Opportunity Fund were as follows:

	Number of Contracts	Premium Amount
Outstanding at October 31, 2015	-	$-
Options written	48	884
Options terminated in closing purchasing transactions	-	-
Options expired	(48)	(884)
Options exercised	-	-
Outstanding at April 31, 2016	-	$-

(c) Stock Index Futures
The Funds may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and a Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate the futures transaction. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

(d) Short Sales
Short sales are transactions under which the Funds sell a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2016 (Unaudited)

(e) Short-Term Investments
The Managed Futures Strategy Fund and Global Counter-Trend Fund invest a significant amount (17.3% and 94.6%, respectively, of its net assets as of April 30, 2016) in the Federated Prime Value Obligations Fund (“PVOXX”). PVOXX invests primarily in a portfolio of short-term, high-quality, fixed-income securities issued by banks, corporations and the U.S. government. PVOXX invests in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments. An investment in PVOXX is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although PVOXX seek to preserve the value of investment at $1.00 per share, it is possible to lose money by investing in PVOXX.

PVOXX files complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The net expense ratio per January 31, 2016 Semi-Annual report of Federated Prime Value Obligations Fund was 0.21%.

(f) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees, which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Domestic Long/Short Equity Fund incurred offering costs of approximately $23,535, which are being amortized over a one-year period from March 31, 2016 (commencement of operations).

The Global Long/Short Equity Fund incurred offering costs of approximately $25,160, which are being amortized over a one-year period from December 12, 2014 (commencement of operations).

In conjunction with the use of short sales, written options contracts or futures contracts, the Funds may be required to maintain collateral in various forms. At April 30, 2016, such collateral is denoted in the Funds’ Schedule of Investments and Statement of Assets and Liabilities. Also in conjunction with the use of short sales, written options contracts or futures contracts, the Funds, when appropriate, utilize a segregated margin deposit account with the counterparty. At April 30, 2016, these segregated margin deposit accounts are denoted in the Funds’ Statements of Assets and Liabilities.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2016 (Unaudited)

(g) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open periods ended October 31, 2013 through 2015, and as of and during the periods ended April 30, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h) Distributions to Shareholders
The Funds will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with 361 Capital, LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses (excluding any taxes, leverage interest, acquired fund fees and expenses as determined in accordance with Form N-1A, dividend and interest expense on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. This agreement is in effect until February 28, 2017 for the Managed Futures Strategy Fund, Global Counter-Trend Fund, Global Long/Short Equity Fund and Macro Opportunity Fund and until March 31, 2017 for the Domestic Long/Short Equity Fund and it may be terminated before that date only by the Trust's Board of Trustees. The table below contains the expense cap by Fund and by Class.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2016 (Unaudited)

	Investment Advisory Fees	Total Limit on Annual Operating Expenses Investor Class Shares†	Total Limit on Annual Operating Expenses Class I Shares†	Total Limit on Annual Operating Expenses Class Y Shares†
Managed Futures Strategy Fund	1.50%	2.24%	1.99%	-
Global Counter-Trend Fund*	1.25%	2.04%	1.79%	-
Domestic Long/Short Equity Fund	1.10%	1.79%	1.54%	1.39%
Global Long/Short Equity Fund	1.25%	1.94%	1.69%	1.54%
Macro Opportunity Fund	1.25%	2.15%	1.90%	-

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.
*	The current expense information for Global Counter-Trend Fund was effective March 1, 2015. Prior to March 1, 2015, investment advisory fees were 1.50%. Total limit on annual operating expenses, Investor Class and Class I were 2.24% and 1.99%, respectively.

Federated Investment Management Company (“Federated” or the “Sub-Advisor”) serves as sub-advisor to the Managed Futures Strategy Fund. Under the Sub-Advisory Agreement, the Fund will pay the Sub-Advisor an annual sub-advisory fee of 0.10% of the allocated average net assets of the Fund on the first $250 million and 0.08% on such assets over $250 million. The Sub-Advisor may invest the cash portion of its allocated Fund assets in money market mutual funds managed by Federated (the “Federated Money Market Funds”). The Sub-Advisor waives its sub-advisory fee equal to the amount of management fee it received from the Fund’s investments in the Federated Money Market Funds. For the six months ended April 30, 2016, the Sub-Advisor waived $46,229 of its sub-advisory fees.

The Advisor has engaged Analytic Investors, LLC (the "Sub-Advisor") to manage the assets of the 361 Domestic Long/Short Equity Fund and 361 Global Long/Short Equity Fund and pays the Sub-Advisor from its advisory fees.

For the periods ended April 30, 2016, the Advisor waived fees and absorbed other expenses as follows:

	Advisory fees waived	Other expenses absorbed	Total
Managed Futures Strategy Fund	$-	$-	$-
Global Counter-Trend Fund	84,059	-	84,059
Domestic Long/Short Equity Fund	653	24,359	25,012
Global Long/Short Equity Fund	-	-	-
Macro Opportunity Fund	85,415	-	85,415
	$170,127	$24,359	$194,486

For the six months ended April 30, 2016, the Advisor recovered $115,389 of its previously waived advisory fees and other absorbed expenses for the Global Long/Short Equity Fund.

The Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Funds for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred. The Advisor may recapture all or a portion of this amount no later than October 31, of the years stated below:

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2016 (Unaudited)

	Managed Futures Strategy Fund	Global Counter- Trend Fund	Domestic Long/Short Equity Fund	Global Long/Short Equity Fund	Macro Opportunity Fund
2016	$-	$-	$-	$-	$-
2017	-	85,151	-	-	77,411
2018	-	152,227	-	130,596	186,794
2019	-	84,059	25,012	-	85,415
Total	$-	$321,437	$25,012	$130,596	$349,620

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the periods ended April 30, 2016, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the periods ended April 30, 2016, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes
At April 30, 2016, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Managed Futures Strategy Fund	Global Counter- Trend Fund	Domestic Long/Short Equity Fund	Global Long/Short Equity Fund	Macro Opportunity Fund
Cost of investments	$663,454,939	$34,755,512	$850,156	$508,793,745	$13,235,564

Gross unrealized appreciation	$292,672	$-	$17,441	$25,180,192	$706,234
Gross unrealized depreciation	(1,251,348)	-	(16,984)	(12,286,888)	(131,248)
Net unrealized appreciation/ (depreciation) on investments	$(958,676)	$-	$457	$12,893,304	$574,986

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2016 (Unaudited)

As of October 31, 2015, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Managed Futures Strategy Fund	Global Counter-Trend Fund	Domestic Long/Short Equity Fund	Global Long/Short Equity Fund	Macro Opportunity Fund
Undistributed ordinary income	$-	$-	$-	$1,771,694	$-
Undistributed long-term capital gains	-	-	-	1,436	-
Tax accumulated earnings	-	-	-	1,773,130	-

Accumulated capital and other losses	(6,826,708)	(3,155,910)	-	-	(1,346,951)
Net unrealized appreciation (depreciation) on investments	(1,719,811)	-	-	3,378,623	100,254
Net unrealized appreciation (depreciation) on foreign currency, futures contracts and securities sold short	-	14,638	-	(246,835)	(30,835)
Total accumulated earnings (deficit)	$(8,546,519)	$(3,141,272)	$-	$4,904,918	$(1,277,532)

The tax character of the distributions paid during the fiscal years ended October 31, 2015, and October 31, 2014 were as follows:

	Managed Futures Strategy Fund		Global Counter-Trend Fund
Distributions paid from:	2015	2014	2015	2014
Ordinary income	$437,750	$4,551,165	$-	$-
Net long-term capital gains	14,924,830	12,709,287	-	-
Total distributions paid	$15,362,580	$17,260,452	$-	$-

	Domestic Long/Short Equity Fund		Global Long/Short Equity Fund
Distributions paid from:	2015	2014	2015	2014
Ordinary income	$-	$-	$-	$-
Net long-term capital gains	-	-	-	-
Total distributions paid	$-	$-	$-	$-

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2016 (Unaudited)

Macro Opportunity Fund
Distributions paid from:	2015	2014
Ordinary income	$-	$-
Net long-term capital gains	-	-
Total distributions paid	$-	$-

For Federal income tax purposes, the Managed Futures Strategy Fund designates long-term capital gain dividends of $14,924,830, or the amount determined to be necessary, for the tax year ended October 31, 2015.

At October 31, 2015 the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Not Subject to Expiration:
Fund	Short-Term	Long-Term	Total
Managed Futures Strategy Fund	$3,153,512	$3,673,196	$6,826,708
Global Counter-Trend Fund	1,114,514	1,671,536	2,786,050
Macro Opportunity Fund	1,237,379	57,275	1,294,654

As of October 31, 2015, the following Funds had qualified late-year ordinary losses, which are deferred until fiscal year 2015 for tax purposes.

Fund	Late-Year Ordinary Losses
Global Counter-Trend Fund	$369,860
Macro Opportunity Fund	52,297

Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

Note 5 – Redemption Fee
Effective August 28, 2014 the Funds no longer charged a 2.00% redemption fee on all shares redeemed within 90 days of purchase.

Note 6 – Investment Transactions
For the periods ended April 30, 2016, purchases and sales of investments, excluding short-term investments, futures contracts, options contracts and securities sold short, were as follows:

	Purchases	Sales	Securities sold short	Cover short securities
Managed Futures Strategy Fund	$38,838,682	$185,461,794	$-	$-
Global Counter-Trend Fund	-	-	-	-
Domestic Long/Short Equity Fund	775,978	5,872	226,935	4,973
Global Long/Short Equity Fund	635,914,266	311,234,735	217,048,149	111,645,693
Macro Opportunity Fund	47,329,615	36,417,164	2,716,954	3,478,153

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2016 (Unaudited)

Note 7 – Distribution Plan
The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Investor Class, payable to IMST Distributors, LLC. Class I and Class Y shares do not pay any distribution fees.

For the periods ended April 30, 2016, for the Managed Futures Strategy Fund, Global Counter-Trend Fund, Domestic Long/Short Equity Fund, Global Long/Short Equity Fund and Macro Opportunity Fund, distribution fees incurred by each Fund’s Investor Class shares are disclosed on the Statements of Operations.

Note 8 – Shareholder Servicing Plan
The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers. Class Y shares do not participate in the Shareholder Servicing Plan.

For the periods ended April 30, 2016, for the Managed Futures Strategy Fund, Global Counter-Trend Fund, Domestic Long/Short Equity Fund, Global Long/Short Equity Fund and Macro Opportunity Fund, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 9 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2016 (Unaudited)

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2016, in valuing the Funds’ assets carried at fair value:

Managed Futures Strategy Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Asset-Backed Securities	$-	$231,957,841	$-	$231,957,841
Collateralized Mortgage Obligations	-	9,508,712	-	9,508,712
Commercial Paper	-	22,028,631	-	22,028,631
Corporate Bonds[1]	-	202,453,324	-	202,453,324
Medium Term Notes[1]	-	70,993,878	-	70,993,878
Short-Term Investments	125,553,877	-	-	125,553,877
Total Assets	$125,553,877	$536,942,386	$-	$662,496,263

Liabilities
Other Financial Instruments[2]
Futures Contracts	$13,330,225	$-	$-	$13,330,225
Total Liabilities	$13,330,225	$-	$-	$13,330,225

Global Counter-Trend Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Short-Term Investments	$34,755,512	$-	$-	$34,755,512
Total Investments	34,755,512	-	-	34,755,512
Other Financial Instruments[2]
Futures Contracts	16,987	-	-	16,987
Total Assets	$34,772,499	$-	$-	$34,772,499

Liabilities
Other Financial Instruments[2]
Futures Contracts	$21,640	$-	$-	$21,640
Total Liabilities	$21,640	$-	$-	$21,640

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2016 (Unaudited)

Domestic Long/Short Equity Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Common Stocks[1]	$770,845	$-	$-	$770,845
Short-Term Investments	79,768	-	-	79,768
Total Assets	$850,613	$-	$-	$850,613

Liabilities
Securities Sold Short
Common Stocks[1]	$224,967	$-	$-	$224,967
Total Liabilities	$224,967	$-	$-	$224,967

Global Long/Short Equity Fund	Level 1	Level 2	Level 3**	Total
Assets
Common Stocks
Basic Materials	$-	$783,825	$-	$783,825
Communications	46,807,537	29,931,211	-	76,738,748
Consumer, Cyclical	69,289,936	28,175,650	-	97,465,586
Consumer, Non-cyclical	74,862,238	15,925,819	-	90,788,057
Diversified	-	1,903,591	-	1,903,591
Energy	18,979,272	14,675,396	-	33,654,668
Financial	20,681,024	37,408,358	-	58,089,382
Industrial	14,743,400	6,756,725	-	21,500,125
Technology	89,947,776	1,800,636	-	91,748,412
Utilities	82,474	4,329,318	-	4,411,792
Short-Term Investments	44,602,863	-	-	44,602,863
Total Assets	$379,996,520	$141,690,529	$-	$521,687,049

Liabilities
Common Stocks
Basic Materials	$16,516,160	$18,476,663	$-	$34,992,823
Communications	5,231,155	248,183	-	5,479,338
Consumer, Non-cyclical	13,909,211	3,340,956	-	17,250,167
Energy	44,364,792	2,224,374	-	46,589,166
Financial	2,366,917	28,734,321	-	31,101,238
Industrial	3,346,121	1,408,332	-	4,754,453
Technology	12,543,426	-	-	12,543,426
Utilities	4,079,959	268,317	-	4,348,276
Total Liabilities	$102,357,741	$54,701,146	$-	$157,058,887

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2016 (Unaudited)

Macro Opportunity Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks[1]	$6,644,612	$-	$-	$6,644,612
Exchange-Traded Funds	5,774,148	-	-	5,774,148
Short-Term Investments	1,299,235	-	-	1,299,235
Purchased Options Contracts	77,187	15,368		92,555
Total Assets	$13,795,182	$15,368	$-	$13,810,550

[1]	For a detailed break-out of common stocks, corporate bonds and medium term notes by major industry classification, please refer to the Schedule of Investments.
[2]	Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.
*	The Funds did not hold any Level 2 securities at period end.
**	The Funds did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 11 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Funds invested in futures contracts during the periods ended April 30, 2016.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of April 30, 2016 by risk category are as follows:

			Asset Derivatives	Liability Derivatives
	Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Value	Value
Managed Futures Strategy Fund	Unrealized appreciation/depreciation on open futures contracts	Equity contracts	$-	$13,330,225
Global Counter-Trend Fund	Unrealized appreciation/depreciation on open futures contracts	Equity contracts	16,987	21,640
Macro Opportunity Fund	Purchased options contracts, at value	Equity contracts	92,555	-
Total			$109,542	$13,351,865

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2016 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the periods ended April 30, 2016 for the Managed Futures Strategy, Global Counter-Trend and Macro Opportunity Fund are as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments	Futures Contracts	Purchased Options Contracts	Written Options Contracts	Total
Managed Futures Strategy Fund	Equity Contracts	$(22,420,172)	$-	$-	$(22,420,172)
Global Counter-Trend Fund	Equity Contracts	1,505,549	-	-	1,505,549
Macro Opportunity Fund	Equity Contracts	-	(64,977)	884	(64,093)

	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments	Futures Contracts	Purchased Options Contracts	Written Options Contracts	Total
Managed Futures Strategy Fund	Equity Contracts	$(13,330,225)	$-	$-	$(13,330,225)
Global Counter-Trend Fund	Equity Contracts	(7,118)	-	-	(7,118)
Macro Opportunity Fund	Equity Contracts	-	(19,101)	-	(19,101)

The quarterly average volumes of derivative instruments as of April 30, 2016 are as follows:

	Derivatives not designated as hedging instruments	Long Futures Contracts	Short Futures Contracts	Purchased Options Contracts	Total
Managed Futures Strategy Fund	Equity Contracts	2,491	-	-	2,491
Global Counter-Trend Fund	Equity Contracts	177	5	-	182
Macro Opportunity Fund	Equity Contracts	-	-	206	206

Note 12 - Recently Issued Accounting Pronouncements
In May 2015, the FASB issued ASU No. 2015-07 Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent). The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share (“NAV”) practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2016 (Unaudited)

Note 13 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

361 Managed Futures Strategy Fund, 361 Global Counter-Trend Fund, 361 Domestic Long/Short Equity Fund, 361 Global Long/Short Equity Fund, and 361 Macro Opportunity Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement and Sub-Advisory Agreements

At an in-person meeting held on December 8-10, 2015, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and 361 Capital, LLC (the “Investment Advisor”) with respect to the following series of the Trust for an additional one-year term: the 361 Global Counter-Trend Fund (the “Counter-Trend Fund”), the 361 Global Long/Short Equity Fund (the “Global Long/Short Fund”), the 361 Macro Opportunity Fund (the “Macro Fund”) and the 361 Managed Futures Strategy Fund (the “Managed Futures Fund”). The Board and the Independent Trustees also approved the Sub-Advisory Agreements between the Investment Advisor and Analytic Investors, LLC (“Analytic”) with respect to the Global Long/Short Fund and between the Investment Advisor and Federated Investment Management Company (“Federated” and together with Analytic, the “Sub-Advisors”) with respect to the Managed Futures Fund for an additional one-year term.

In addition, at an in-person meeting held on March 8-10, 2016, the Board and the Independent Trustees also approved the Advisory Agreement and the Sub-Advisory Agreement between the Investment Advisor and Analytic with respect to the new 361 Domestic Long/Short Equity Fund (the “Domestic Long/Short Fund”) series of the Trust for initial two-year terms.

The Advisory Agreement and the Sub-Advisory Agreements are collectively referred to herein as the “Fund Advisory Agreements.” In approving each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such approval is in the best interests of each applicable Fund and its shareholders.

361 Global Counter-Trend Fund, 361 Global Long/Short Equity Fund, 361 Macro Opportunity Fund and 361 Managed Futures Strategy Fund

Background

In advance of the December meeting, the Board received information about the Counter-Trend Fund, the Global Long/Short Fund, the Macro Fund and the Managed Futures Fund, and the relevant Fund Advisory Agreements from the Investment Advisor, from the Sub-Advisors, and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisors; information regarding the background and experience of relevant personnel providing services to the Funds; reports comparing the performance of each Fund with returns of its benchmark index, a group of comparable funds (each a “Peer Group”) selected by Morningstar, Inc. (“Morningstar”), and the relevant fund universe selected by Morningstar (each a “Fund Universe”), for various periods ended September 30, 2015; and reports comparing the investment advisory fees and total expenses of each Fund to those of the Peer Group and the Fund Universe. The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the relevant Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or the Sub-Advisors were present during the Board’s consideration of the Fund Advisory Agreements.

361 Managed Futures Strategy Fund, 361 Global Counter-Trend Fund, 361 Domestic Long/Short Equity Fund, 361 Global Long/Short Equity Fund, and 361 Macro Opportunity Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

In approving each relevant Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

361 Capital, LLC

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

•	The Counter-Trend Fund’s total returns for the six- and nine-month periods were above the median returns of the Managed Futures Fund Universe and Peer Group, but slightly below the returns of Citi 3-Month Treasury Bill Index (by 0.71% and 0.82%, respectively). For the one-year period the Fund’s total return was below the Fund Universe median return, the Peer Group median return, and the Citi 3-Month Treasury Bill Index return by 10.75%, 8.44% and 4.07%, respectively. The Board noted that the Fund’s performance record was short and that review of the Fund’s performance over a longer period would be more meaningful. The Board also observed that the Peer Group and Fund Universe included both global and domestic managed futures funds, which made assessment of the Fund’s performance more challenging, and considered Morningstar’s observation that the Fund’s standard deviation numbers suggest that it will be one of the more aggressive funds in the Fund Universe, with strong outperformance intended to overcome the effects of underperformance, rather than following a steadier approach used by some of its peers.

•	The Global Long/Short Fund’s return for the one-year period exceeded the median returns of the Peer Group and the Long/Short Equity Fund Universe, as well as the return of the MSCI World Index.

•	The Macro Fund’s return for the one-year period was below the return of the Citi 3-Month Treasury Bill Index return by 5.07%, the Peer Group median return by 4.52%, and the Multialternative Fund Universe median return by 4.26%. The Board noted that the strategies of funds in the Peer Group are varied, making evaluation of the Fund’s performance more challenging, that compared to the Peer Group and Fund Universe the Fund had assumed lower investment risk than its peers generally, as measured by the Fund’s standard deviation, and that the Fund’s performance record was short and that review of the Fund’s performance over a longer period would be more meaningful.

•	For the three-year period, the Managed Futures Fund’s annualized total return was higher than the Managed Futures Fund Universe median return and the return of the Citibank 3-Month Treasury Bill Index, but slightly below the return of the Peer Group median (by 0.20%). For the one-year period, the performance of the Fund was higher than the Citibank Index return but below the median returns of funds in the Peer Group and the Fund Universe by 1.66% and 0.59%, respectively. The Board noted that compared to the Peer Group and Fund Universe the Fund had assumed lower investment risk than its peers generally, as measured by the Fund’s standard deviation, and had managed downside volatility relative to upside volatility well, as measured by the Fund’s Morningstar risk, and the Fund had earned a Morningstar three-star rating.

361 Managed Futures Strategy Fund, 361 Global Counter-Trend Fund, 361 Domestic Long/Short Equity Fund, 361 Global Long/Short Equity Fund, and 361 Macro Opportunity Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board also considered the overall quality of services provided by the Investment Advisor to each Fund. With respect to the Counter-Trend Fund, the Macro Fund and the portion of the Managed Futures Fund managed by the Investment Advisor, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Funds. With respect to the Global Long/Short Fund and the portion of the Managed Futures Fund managed by Federated, the Board considered the respective roles of the Investment Advisor and the Sub-Advisors, noting that the Investment Advisor provides overall supervision of the general investment management and investment operations of the Funds and oversees each Sub-Advisor with respect to its Fund’s operations, including among other things monitoring the investment and trading activities of the Sub-Advisor, and monitoring the Fund’s compliance with its investment policies; and that the Sub-Advisors’ responsibilities include day-to-day portfolio management. The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund are satisfactory.

Advisory Fees and Expense Ratios
With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated as follows:

•	The Counter-Trend Fund’s investment advisory fees (gross of fee waivers) were the same as the Peer Group and the Fund Universe medians. The total expenses (net of fee waivers) paid by the Fund were slightly above the Peer Group median by 0.05% and the Fund Universe median by 0.14%. The Board noted, however, that as of September 30, 2015, the Fund’s asset size was smaller than the average asset sizes of funds in the Peer Group and the Fund Universe. The Board also considered that in March 2015 the Investment Advisor had reduced its advisory fee by 0.25%.

•	The Global Long/Short Fund’s investment advisory fees (gross of fee waivers) were the same as the Peer Group and Fund Universe medians. The total expenses (net of fee waivers) paid by the Fund were below the Peer Group median fee and slightly above the Fund Universe median fee by 0.04%. The Board noted, however, that as of September 30, 2015, the Fund had only $9 million in assets and was significantly smaller than the average asset size of the funds in the Fund Universe.

•	The Macro Fund’s investment advisory fees (gross of fee waivers) were the same as the Peer Group median and slightly higher than the Fund Universe median (by 0.015%). The total expenses (net of fee waivers) paid by the Fund were above the Peer Group median fee by 0.18% and the Fund Universe median fee by 0.20%. The Board noted, however, that as of September 30, 2015, the Fund had only $11 million in assets and was significantly smaller than the average asset sizes of funds in the Peer Group and the Fund Universe.

•	The Managed Futures Fund’s investment advisory fees (gross of fee waivers) were above the Peer Group and Fund Universe medians by 0.17% and 0.32%, respectively. The Board noted that the advisory fee for the Managed Futures Fund was 0.25% higher than the advisory fee for the Counter-Trend Fund, and considered the Investment Advisor’s explanation that the trading model employed by the Managed Futures Fund requires it to invest in futures very close to the time of the market close, but limits its trading volume so that the Fund does not affect market prices; and that the Counter-Trend Fund does not currently have the same challenges in implementing the model as the Managed Futures Fund, as the Counter-Trend Fund trades in multiple, highly liquid markets and has more investment opportunities than the Managed Futures Fund, which focuses solely on domestic equity futures.

361 Managed Futures Strategy Fund, 361 Global Counter-Trend Fund, 361 Domestic Long/Short Equity Fund, 361 Global Long/Short Equity Fund, and 361 Macro Opportunity Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The total expenses (net of fee waivers) paid by the Fund were above the Peer Group median by 0.23% and the Fund Universe median by 0.21%. The Board noted, however, that as of September 30, 2015, the Fund was smaller than the average asset sizes of funds in the Peer Group and the Fund Universe.

In reviewing information regarding the Funds’ fees and expenses, the Board noted that it could not compare fees charged by the Investment Advisor to the Funds to those of any other account of the Investment Advisor because the Investment Advisor does not manage any other accounts with the same objectives as any Fund. The Board noted, however, that the Funds’ advisory fees were within the range of fees charged by the Investment Advisor to manage separate accounts and private funds using other strategies, and that certain separate accounts and private funds could also pay performance-based fees. The Board also observed that the Investment Advisor charges the same investment advisory fee to each of the Funds except for the Managed Futures Fund, which pays a 0.25% higher fee, as described above.

The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the services provided by the Investment Advisor to the Funds.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s costs and profits with respect to each Fund for the year ended September 30, 2015. The Board noted that the Investment Advisor had waived a significant portion of its advisory fees with respect to the Counter-Trend Fund and the Global Long/Short Fund, and had realized no profits with respect to the Global Long/Short Fund. The Board also observed that in addition to waiving all of its advisory fees with respect to the Macro Fund, the Investment Advisor had subsidized certain operating expenses of and realized no profits with respect to that Fund. In the case of the Managed Futures Fund and the Counter-Trend Fund, the Board determined that the Investment Advisor’s profit level was reasonable.

The Board also considered the potential benefits (other than investment advisory fees) received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Funds, including research services made available to it by broker-dealers that provide execution services to the Funds, and the intangible benefits of its association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Board also noted that although there were no advisory fee breakpoints the Investment Advisor had recently reduced the advisory fee of the Counter-Trend Fund, that the asset levels of the Counter-Trend Fund, the Global Long/Short Fund and the Macro Fund were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of those Funds grow. With respect to the Managed Futures Fund, the Investment Advisor explained that the Fund could grow only to a certain asset level before its trading level becomes high enough to affect trade execution and therefore hinder Fund performance, and the Board determined that these capacity constraints could limit economies of scale realized by the Investment Advisor by virtue of limiting the asset size of the Fund.

361 Managed Futures Strategy Fund, 361 Global Counter-Trend Fund, 361 Domestic Long/Short Equity Fund, 361 Global Long/Short Equity Fund, and 361 Macro Opportunity Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Analytic Investors, LLC

Nature, Extent and Quality of Services
The Board considered the overall quality of services provided by Analytic to the Global Long/Short Fund. In doing so, the Board considered Analytic’s specific responsibilities in day-to-day portfolio management of the Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of Analytic’s organization and operations, and its compliance structure. The Board’s observations regarding the performance of the Global Long/Short Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the services provided by Analytic to the Global Long/Short Fund are satisfactory.

Sub-Advisory Fee
The Board reviewed information regarding the sub-advisory fee charged by Analytic with respect to the Global Long/Short Fund compared to fees charged by Analytic to manage other accounts using the same strategy. The Trustees noted the Global Long/Short Fund’s sub-advisory fee was the same as the fee charged by Analytic to sub-advise one other mutual fund; higher than Analytic’s fee to sub-advise another mutual fund, but that mutual fund was an original investor in that strategy; and significantly less than the fee charged by Analytic to manage a commingled vehicle, which also pays a performance-based fee in addition to an asset-based fee. They also noted that Analytic had agreed to accept a lower sub-advisory fee with respect to the Fund for the first six months of its operation in recognition of the fact that the Investment Advisor would be waiving its advisory fees and subsidizing the Fund’s operating expenses until the Fund reaches certain asset levels. The Board noted that the Investment Advisor pays Analytic’s sub-advisory fees out of the Investment Advisor’s advisory fee, and considered the relative levels and types of services provided by Analytic and the Investment Advisor.

The Board and the Independent Trustees concluded that the compensation payable to Analytic under its Sub-Advisory Agreement was fair and reasonable in light of the services provided by Analytic to the Fund.

Benefits to Analytic
The Board also considered the benefits received by Analytic as a result of its relationship with the Fund (other than the receipt of sub-advisory fees), including any research services made available to Analytic by broker-dealers providing execution services to the Fund, the intangible benefits of Analytic’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.

Federated Investment Management Company

Nature, Extent and Quality of Services
The Board considered the overall quality of services provided by Federated to the Managed Futures Fund. In doing so, the Board considered Federated’s specific responsibilities in day-to-day portfolio management of the portion of the Fund it managed, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of Federated’s organization and operations, and its compliance structure. The meeting materials indicated that the total return of Federated’s portfolio for the one-year period ended September 30, 2015, exceeded the return of the Citi 3-Month Treasury Index and LIBOR, but were below the return of a LIBOR plus 25 basis point benchmark by 0.20%. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the services provided by Federated to the Managed Futures Fund are satisfactory.

361 Managed Futures Strategy Fund, 361 Global Counter-Trend Fund, 361 Domestic Long/Short Equity Fund, 361 Global Long/Short Equity Fund, and 361 Macro Opportunity Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Sub-Advisory Fee
The Board reviewed information regarding the sub-advisory fee charged by Federated with respect to the Managed Futures Fund, which they noted was less than its standard fee schedule for institutional separate accounts managed using the same strategy.  The Board noted that the Fund pays Federated’s sub-advisory fees, and considered the relative levels and types of services provided by Federated and the Investment Advisor.

The Board and the Independent Trustees concluded that the compensation payable to Federated under its Sub-Advisory Agreement was fair and reasonable in light of the services provided by Federated to the Fund.

Benefits to Federated

The Board also considered the benefits received by Federated as a result of its relationship with the Managed Futures Fund (other than the receipt of sub-advisory fees), including any research services made available to Federated by broker-dealers providing execution services to the Fund, the intangible benefits of Federated’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusions

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of each Fund Advisory Agreement is in the best interests of the applicable Fund and its shareholders and, accordingly, approved renewal of each Fund Advisory Agreement.

361 Domestic Long/Short Equity Fund

Background

In advance of the March meeting, the Board received information about the proposed Domestic Long/Short Fund and the relevant Fund Advisory Agreements from the Investment Advisor, from Analytic, and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Analytic; information regarding the background and experience of relevant personnel who would be providing services to the Fund; and reports comparing the proposed investment advisory fees and estimated total expenses of the Fund to those of a group of a Peer Group and the relevant Fund Universe. The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the relevant Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or Analytic were present during the Board’s consideration of the Fund Advisory Agreements.

In approving each relevant Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

361 Managed Futures Strategy Fund, 361 Global Counter-Trend Fund, 361 Domestic Long/Short Equity Fund, 361 Global Long/Short Equity Fund, and 361 Macro Opportunity Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

361 Capital, LLC

Nature, Extent and Quality of Services
The Board noted that although neither the Investment Advisor nor Analytic manages any other accounts or funds with the same investment strategies and investment style as those of the proposed Fund, the investment strategy of the new Fund would be similar to that of the Global Long/Short Fund except that it would focus on U.S. securities. The meeting materials indicated that the returns of the Global Long/Short Fund had exceeded the returns of the MSCI World Index for the one-year period and the period since inception (January 6, 2014) ended December 31, 2015.

The Board also considered the overall quality of services proposed to be provided by the Investment Advisor to the Fund. The Board considered the respective roles of the Investment Advisor and Analytic, noting that the Investment Advisor would provide overall supervision of the general investment management and investment operations of the Fund and would oversee Analytic with respect to the Fund’s operations, including among other things monitoring the investment and trading activities of Analytic, and monitoring the Fund’s compliance with its investment policies; and that Analytic’s responsibilities would include day-to-day portfolio management. The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services proposed to be provided by the Investment Advisor to the Fund would be satisfactory.

Advisory Fees and Expense Ratios
With respect to the advisory fees and expenses paid by the Fund, the meeting materials indicated the Fund’s proposed investment advisory fee (gross of fee waivers) was lower than the median advisory fees of the funds in the Peer Group and the Fund Universe. The Board noted that although the Investment Advisor does not manage any other accounts with similar objectives, policies and strategies as the Fund and therefore it could not compare the Fund’s proposed fee to that of any other account, the Fund’s advisory fee is lower than the advisory fees charged by the Investment Advisor to the Global Long/Short Fund and the other series of the Trust the Investment Advisor manages. The Fund’s estimated total expenses (net of fee waivers) were lower than the median total expenses of the funds in the Peer Group and the Fund Universe.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the services proposed to be provided by the Investment Advisor to the Fund.

Profitability and Economies of Scale
The Board considered information relating to the estimated profitability to the Investment Advisor of its relationship with the Fund in its first year of operations, taking into account estimated assets of $50 million, noting that the Investment Advisor anticipated waiving a significant portion of its advisory fees, and determined that the profit level was reasonable.

361 Managed Futures Strategy Fund, 361 Global Counter-Trend Fund, 361 Domestic Long/Short Equity Fund, 361 Global Long/Short Equity Fund, and 361 Macro Opportunity Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board also considered the potential benefits (other than investment advisory fees) received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund, including beneficial effects from the review by the Trust’s CCO of the Investment Advisor’s compliance program, the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that although there were no advisory fee breakpoints, during the Fund’s startup period the Fund’s asset levels would likely be too low to achieve significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

Analytic Investors, LLC

Nature, Extent and Quality of Services
The Board considered the overall quality of services to be provided by Analytic to the Fund. In doing so, the Board considered Analytic’s specific responsibilities in day-to-day portfolio management of the Fund, the strategies proposed to be implemented by Analytic in managing the Fund, as well as the qualifications, experience and responsibilities of the personnel who would be involved in the activities of the Fund. The Board also considered the overall quality of Analytic’s organization and operations, and its compliance structure. The Board’s observations regarding the performance of the Global Long/Short Fund, which is managed by Analytic using a similar strategy it would use to manage the Fund, are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the services proposed to be provided by Analytic to the Fund are satisfactory.

Sub-Advisory Fee
The Board reviewed information regarding the sub-advisory fee proposed to be charged by Analytic with respect to the Fund. The Board observed that Analytic does not manage any other accounts using the same investment strategies as the Fund so it could not compare the fees charged by Analytic to those it charges to other accounts. The Board noted, however, that Analytic’s proposed fee with respect to the Fund was lower than the fee it receives for the sub-advisory services it provides to the Global Long/Short Fund. The Board also noted that the Investment Advisor would pay Analytic’s fees out of its advisory fees.

The Board and the Independent Trustees concluded that the proposed compensation payable to Analytic under its Sub-Advisory Agreement was fair and reasonable in light of the services to be provided by Analytic to the Fund.

Benefits to Analytic
The Board also considered the benefits received and to be received by Analytic as a result of its relationship with the Fund (other than the receipt of sub-advisory fees), including any research services made available to Analytic by broker-dealers providing execution services to the Fund, beneficial effects from the review by the Trust’s CCO of Analytic’s compliance program, the intangible benefits of Analytic’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusions

Based on these and other factors, the Board and the Independent Trustees concluded that approval of each Fund Advisory Agreement with respect to the Domestic Long/Short Fund is in the best interests of the Fund and its shareholders and, accordingly, approved each Fund Advisory Agreement.

361 Funds
EXPENSE EXAMPLES
For the Periods Ended April 30, 2016 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Actual Performance examples for Managed Futures Strategy, Global Counter-Trend, Global Long/Short Equity and Macro Opportunity Funds are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.

The Actual Performance example for Domestic Long/Short Equity Fund is based on an investment of $1,000 invested at the beginning of the period and held for the entire since inception period from March 31, 2016 (commencement of operations) to April 30, 2016.

The Hypothetical (5% annual return before expenses) example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from November 1, 2015 to April 30, 2016.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Managed Futures Strategy Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/15	4/30/16	11/1/15 – 4/30/16
Investor Class	Actual Performance	$1,000.00	$951.70	$10.11
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.50	10.44
Class I	Actual Performance	1,000.00	953.90	8.91
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.74	9.19

*	Expenses are equal to the Fund’s annualized expense ratio of 2.08% and 1.83% for Investor Class and Class I, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). Assumes all dividends and distributions were reinvested.

361 Funds
EXPENSE EXAMPLES - Continued
For the Periods Ended April 30, 2016 (Unaudited)

Global Counter-Trend Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/15	4/30/16	11/1/15 – 4/30/16
Investor Class	Actual Performance	$1,000.00	$1,066.00	$10.61
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.59	10.35
Class I	Actual Performance	1,000.00	1,067.80	9.35
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.82	9.11

*	Expenses are equal to the Fund’s annualized expense ratio of 2.07% and 1.82% for Investor Class and Class I, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Domestic Long/Short Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	3/31/16*	4/30/16	3/31/16* – 4/30/16
Actual Performance**
Investor Class	$1,000.00	$ 997.00	$ 1.67
Class I	1,000.00	996.00	1.48
Class Y	1,000.00	997.00	1.35
Hypothetical (5% annual return before expenses)^	11/1/15	4/30/16	11/1/15 – 4/30/16
Investor Class	$1,000.00	$ 1,014.99	$ 9.90
Class I	1,000.00	1,016.16	8.78
Class Y	1,000.00	1,016.90	8.03

*	Commencement of operations.
**	Expenses are equal to the Fund’s annualized expense ratios of 1.98%, 1.75% and 1.60% for Investor Class, Class I and Class Y, respectively, multiplied by the average account values over the period, multiplied by 31/366 (to reflect the since inception period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.
^	Expenses are equal to the Fund’s annualized expense ratios of 1.98%, 1.75% and 1.60% for Investor Class, Class I and Class Y, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Global Long/Short Equity Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/15	4/30/16	11/1/15 – 4/30/16
Investor Class	Actual Performance	$1,000.00	$986.50	$12.94
	Hypothetical (5% annual return before expenses)	1,000.00	1,011.84	13.11
Class I	Actual Performance	1,000.00	987.40	11.75
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.03	11.91
Class Y	Actual Performance	1,000.00	988.40	11.12
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.68	11.26

*	Expenses are equal to the Fund’s annualized expense ratio of 2.62%, 2.38% and 2.25% for Investor Class, Class I and Class Y respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

361 Funds
EXPENSE EXAMPLES - Continued
For the Periods Ended April 30, 2016 (Unaudited)

Macro Opportunity Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/15	4/30/16	11/1/15 – 4/30/16
Investor Class	Actual Performance	$1,000.00	$965.00	$10.79
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.88	11.06
Class I	Actual Performance	1,000.00	965.10	9.59
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.10	9.84

*	Expenses are equal to the Fund’s annualized expense ratio of 2.21% and 1.96% for Investor Class and Class I, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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361 Funds
Each a series of Investment Managers Series Trust

Investment Advisor
361 Capital, LLC
4600 South Syracuse Street, Suite 500
Denver, Colorado 80237

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
361 Managed Futures Strategy Fund – Investor Class shares	AMFQX	461 418 345
361 Managed Futures Strategy Fund – Class I shares	AMFZX	461 418 337
361 Global Counter-Trend Fund – Investor Class shares	AGFQX	461 41P 347
361 Global Counter-Trend Fund – Class I shares	AGFZX	461 41P 339
361 Domestic Long/Short Equity Fund – Investor Class shares	ADMQX	461 41Q 527
361 Domestic Long/Short Equity Fund – Class I shares	ADMZX	461 41Q 535
361 Domestic Long/Short Equity Fund – Class Y shares	ADMWX	461 41Q 543
361 Global Long/Short Equity Fund – Investor Class shares	AGAQX	461 41Q 881
361 Global Long/Short Equity Fund – Class I shares	AGAZX	461 41Q 873
361 Global Long/Short Equity Fund – Class Y shares	AGAWX	461 41Q 865
361 Macro Opportunity Fund - Investor Class shares	AGMQX	461 41P 461
361 Macro Opportunity Fund - Class I shares	AGMZX	461 41P 453

Privacy Principles of the 361 Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the 361 Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 736-1227 (888-7361CAP), on the Funds’ website at www.361funds.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 736-1227 (888-7361CAP), on the Funds’ website at www.361funds.com or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (888) 736-1227 (888-7361CAP). The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

361 Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 736-1227 (888-7361CAP)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	7/08/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	7/08/2016

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	7/08/2016